American Balanced Fund®
Investment portfolio
September 30, 2023
unaudited

Common stocks 61.28% Information technology 12.79%	Shares	Value (000)
Microsoft Corp.	26,105,699	$8,242,874
Broadcom, Inc.	8,199,785	6,810,577
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	23,809,522	2,069,048
ASML Holding NV (ADR)	2,202,350	1,296,436
ASML Holding NV	430,634	252,885
Apple, Inc.	6,921,427	1,185,018
Intel Corp.	26,425,000	939,409
Applied Materials, Inc.	5,986,297	828,803
TE Connectivity, Ltd.	4,178,097	516,120
Oracle Corp.	4,871,223	515,960
KLA Corp.	1,102,264	505,564
Shopify, Inc., Class A, subordinate voting shares[1]	6,283,000	342,863
Micron Technology, Inc.	4,578,600	311,482
QUALCOMM, Inc.	2,500,000	277,650
Arista Networks, Inc.[1]	1,384,000	254,559
SK hynix, Inc.	2,668,114	226,623
Salesforce, Inc.[1]	953,000	193,249
Adobe, Inc.[1]	235,506	120,085
		24,889,205
Health care 9.00%
UnitedHealth Group, Inc.	8,131,355	4,099,748
Eli Lilly and Co.	4,655,696	2,500,714
Gilead Sciences, Inc.	16,283,231	1,220,265
AbbVie, Inc.	7,566,740	1,127,898
Pfizer, Inc.	33,750,905	1,119,518
AstraZeneca PLC	8,092,144	1,089,015
Johnson & Johnson	6,528,685	1,016,843
Thermo Fisher Scientific, Inc.	2,000,561	1,012,624
Vertex Pharmaceuticals, Inc.[1]	2,521,675	876,887
Abbott Laboratories	7,997,844	774,591
CVS Health Corp.	8,609,521	601,117
Bristol-Myers Squibb Co.	5,628,195	326,660
Zoetis, Inc., Class A	1,870,777	325,478
Regeneron Pharmaceuticals, Inc.[1]	350,000	288,036
Cigna Group (The)	941,627	269,371
Centene Corp.[1]	3,238,700	223,082
Cooper Companies, Inc.	430,000	136,744
Catalent, Inc.[1]	2,711,592	123,459
Merck & Co., Inc.	1,030,839	106,125
Elevance Health, Inc.	243,284	105,931
Molina Healthcare, Inc.[1]	295,289	96,822
Danaher Corp.	288,000	71,453
		17,512,381
American Balanced Fund — Page 1 of 60

unaudited
Common stocks (continued) Financials 6.87%	Shares	Value (000)
JPMorgan Chase & Co.	14,356,112	$2,081,923
Mastercard, Inc., Class A	3,216,344	1,273,383
Visa, Inc., Class A	5,523,920	1,270,557
Blackstone, Inc.	7,416,745	794,630
Synchrony Financial[2]	22,145,238	676,980
Aon PLC, Class A	2,068,427	670,625
Arthur J. Gallagher & Co.	2,443,121	556,861
Chubb, Ltd.	2,387,797	497,092
Fiserv, Inc.[1]	3,956,853	446,966
Apollo Asset Management, Inc.	4,944,116	443,784
Capital One Financial Corp.	3,782,000	367,043
HDFC Bank, Ltd.	19,703,000	360,814
Berkshire Hathaway, Inc., Class B1	1,011,213	354,228
Discover Financial Services	3,878,000	335,951
PNC Financial Services Group, Inc.	2,684,017	329,517
Wells Fargo & Co.	7,163,035	292,682
Fifth Third Bancorp	11,424,000	289,370
Blue Owl Capital, Inc., Class A	21,385,307	277,154
S&P Global, Inc.	702,159	256,576
BlackRock, Inc.	375,700	242,886
Brookfield Corp., Class A3	7,731,740	241,771
East West Bancorp, Inc.	4,535,769	239,080
KKR & Co., Inc.	3,026,520	186,434
Progressive Corp.	1,189,429	165,687
CME Group, Inc., Class A	822,000	164,581
Marsh & McLennan Companies, Inc.	857,380	163,159
Morgan Stanley	1,981,738	161,849
Goldman Sachs Group, Inc.	275,000	88,982
Intercontinental Exchange, Inc.	663,500	72,998
Brookfield Asset Management, Ltd., Class A	1,609,250	53,652
		13,357,215
Industrials 6.50%
Carrier Global Corp.	26,904,625	1,485,135
General Electric Co.	12,355,900	1,365,945
Caterpillar, Inc.	4,456,908	1,216,736
Northrop Grumman Corp.	2,535,885	1,116,271
TransDigm Group, Inc.[1]	1,086,463	916,030
L3Harris Technologies, Inc.	4,061,498	707,188
Boeing Co.[1]	3,187,189	610,920
Union Pacific Corp.	2,466,389	502,231
Southwest Airlines Co.	17,609,018	476,676
Quanta Services, Inc.	2,084,500	389,947
CSX Corp.	11,428,068	351,413
Rockwell Automation	1,220,035	348,771
RTX Corp.	4,257,480	306,411
Equifax, Inc.	1,590,974	291,435
Waste Management, Inc.	1,863,000	283,996
Airbus SE, non-registered shares	1,691,941	226,352
Lockheed Martin Corp.	550,000	224,928
United Parcel Service, Inc., Class B	1,354,000	211,048
Robert Half, Inc.	2,687,700	196,955
Cintas Corp.	351,377	169,016
United Airlines Holdings, Inc.[1]	3,776,146	159,731
Norfolk Southern Corp.	792,952	156,156
American Balanced Fund — Page 2 of 60

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Deere & Co.	400,000	$150,952
Paychex, Inc.	1,266,994	146,123
PACCAR, Inc.	1,497,750	127,339
AMETEK, Inc.	847,674	125,252
Ceridian HCM Holding, Inc.[1]	1,578,767	107,119
HEICO Corp.	639,443	103,545
Huntington Ingalls Industries, Inc.	497,000	101,676
ABB, Ltd.	1,779,844	63,605
		12,638,902
Consumer staples 5.81%
Philip Morris International, Inc.	41,885,537	3,877,763
Altria Group, Inc.	25,436,917	1,069,622
Constellation Brands, Inc., Class A	3,771,772	947,959
Nestlé SA	8,305,093	937,823
Target Corp.	7,637,129	844,437
Keurig Dr Pepper, Inc.	22,369,871	706,217
Dollar General Corp.	6,639,596	702,469
British American Tobacco PLC	15,192,283	476,917
British American Tobacco PLC (ADR)	2,847,000	89,424
Archer Daniels Midland Co.	4,834,675	364,631
Procter & Gamble Co.	2,411,327	351,716
General Mills, Inc.	5,064,228	324,060
Dollar Tree Stores, Inc.[1]	2,313,800	246,304
Mondelez International, Inc.	2,721,513	188,873
Estée Lauder Companies, Inc. (The), Class A	820,509	118,605
Anheuser-Busch InBev SA/NV	1,085,664	59,786
		11,306,606
Communication services 5.30%
Alphabet, Inc., Class C1	20,119,297	2,652,729
Alphabet, Inc., Class A1	5,921,020	774,825
Meta Platforms, Inc., Class A1	7,491,396	2,248,992
Charter Communications, Inc., Class A1	3,725,613	1,638,599
Comcast Corp., Class A	36,475,800	1,617,337
Netflix, Inc.[1]	2,852,519	1,077,111
Take-Two Interactive Software, Inc.[1]	1,880,350	263,983
Deutsche Telekom AG	789,440	16,578
Activision Blizzard, Inc.	152,700	14,297
		10,304,451
Consumer discretionary 4.96%
Home Depot, Inc.	8,882,689	2,683,993
Amazon.com, Inc.[1]	7,421,480	943,418
General Motors Co.	23,600,000	778,092
Darden Restaurants, Inc.	5,146,542	737,088
Booking Holdings, Inc.[1]	237,772	733,277
Aramark[2]	16,912,972	586,880
D.R. Horton, Inc.	5,248,000	564,003
LVMH Moët Hennessy-Louis Vuitton SE	679,957	512,978
TJX Companies, Inc.	5,725,844	508,913
McDonald’s Corp.	1,713,000	451,273
Restaurant Brands International, Inc.	3,999,506	266,447
Industria de Diseño Textil, SA	5,170,267	192,434
Chipotle Mexican Grill, Inc.[1]	100,909	184,848
American Balanced Fund — Page 3 of 60

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Marriott International, Inc., Class A	609,583	$119,820
Lennar Corp., Class A	1,000,000	112,230
Tractor Supply Co.	500,000	101,525
YUM! Brands, Inc.	616,000	76,963
NIKE, Inc., Class B	757,900	72,470
Hilton Worldwide Holdings, Inc.	106,000	15,919
		9,642,571
Energy 4.69%
Canadian Natural Resources, Ltd. (CAD denominated)[3]	32,969,613	2,132,193
Halliburton Co.	39,413,267	1,596,237
Chevron Corp.	5,154,859	869,212
Schlumberger NV	12,074,000	703,914
Pioneer Natural Resources Co.	2,700,000	619,785
Exxon Mobil Corp.	5,021,066	590,377
Baker Hughes Co., Class A	13,500,506	476,838
TC Energy Corp. (CAD denominated)[3]	12,808,012	440,466
EQT Corp.	9,174,000	372,281
Hess Corp.	2,000,000	306,000
HF Sinclair Corp.	4,781,000	272,182
ConocoPhillips	2,266,800	271,563
EOG Resources, Inc.	2,000,000	253,520
Coterra Energy, Inc.	5,426,441	146,785
Cenovus Energy, Inc. (CAD denominated)	3,143,928	65,459
		9,116,812
Materials 2.36%
Linde PLC	2,648,437	986,145
Wheaton Precious Metals Corp.[3]	13,965,000	566,281
Corteva, Inc.	9,001,806	460,532
Royal Gold, Inc.[2]	4,229,500	449,723
Shin-Etsu Chemical Co., Ltd.[3]	10,500,000	304,756
CF Industries Holdings, Inc.	3,336,000	286,029
Franco-Nevada Corp.	2,006,000	267,806
Vale SA (ADR), ordinary nominative shares	15,000,000	201,000
Grupo México, SAB de CV, Series B	37,571,000	177,836
Nucor Corp.	1,100,000	171,985
Albemarle Corp.	964,706	164,038
Dow, Inc.	2,591,965	133,642
Rio Tinto PLC	2,000,000	125,634
Mosaic Co.	3,000,000	106,800
Lundin Mining Corp.	9,621,169	71,756
First Quantum Minerals, Ltd.	2,763,897	65,300
Glencore PLC	10,164,871	58,131
		4,597,394
Real estate 1.56%
Extra Space Storage, Inc. REIT	6,368,980	774,341
Public Storage REIT	2,486,066	655,128
Equinix, Inc. REIT	649,010	471,350
Crown Castle, Inc. REIT	2,879,918	265,039
Iron Mountain, Inc. REIT	4,317,160	256,655
Gaming and Leisure Properties, Inc. REIT	5,295,482	241,209
American Balanced Fund — Page 4 of 60

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Welltower, Inc. REIT	2,440,789	$199,950
VICI Properties, Inc. REIT	6,120,113	178,095
		3,041,767
Utilities 1.44%
CenterPoint Energy, Inc.	27,010,808	725,240
Constellation Energy Corp.	6,378,733	695,792
Sempra	9,752,920	663,491
PG&E Corp.[1]	24,745,909	399,152
FirstEnergy Corp.	6,385,500	218,256
NextEra Energy, Inc.	1,909,347	109,387
		2,811,318
Total common stocks (cost: $73,249,998,000)		119,218,622
Bonds, notes & other debt instruments 30.93% Mortgage-backed obligations 12.27% Federal agency mortgage-backed obligations 11.10%	Principal amount (000)
Fannie Mae Pool #BE7150 3.50% 2/1/2032[4]	USD109	102
Fannie Mae Pool #357399 5.50% 6/1/2033[4]	60	60
Fannie Mae Pool #AS0727 3.50% 10/1/2033[4]	65	60
Fannie Mae Pool #555880 5.50% 11/1/2033[4]	648	638
Fannie Mae Pool #555956 5.50% 12/1/2033[4]	572	569
Fannie Mae Pool #MA2138 3.50% 1/1/2035[4]	137	126
Fannie Mae Pool #AA0914 5.00% 7/1/2035[4]	155	152
Fannie Mae Pool #745092 6.50% 7/1/2035[4]	613	623
Fannie Mae Pool #887695 6.00% 6/1/2036[4]	238	242
Fannie Mae Pool #888292 6.00% 3/1/2037[4]	1,660	1,689
Fannie Mae Pool #256860 6.50% 8/1/2037[4]	217	221
Fannie Mae Pool #888746 6.50% 10/1/2037[4]	425	432
Fannie Mae Pool #MA3280 3.50% 2/1/2038[4]	103	92
Fannie Mae Pool #889658 6.50% 6/1/2038[4]	624	640
Fannie Mae Pool #MA3412 3.50% 7/1/2038[4]	264	237
Fannie Mae Pool #MA3539 4.50% 12/1/2038[4]	91	85
Fannie Mae Pool #FM1441 3.50% 8/1/2039[4]	369	329
Fannie Mae Pool #AD0679 5.50% 10/1/2039[4]	16	16
Fannie Mae Pool #932752 5.00% 4/1/2040[4]	278	272
Fannie Mae Pool #AD8536 5.00% 8/1/2040[4]	1,014	990
Fannie Mae Pool #AE3049 4.50% 9/1/2040[4]	1,736	1,639
Fannie Mae Pool #AE2513 5.00% 9/1/2040[4]	665	650
Fannie Mae Pool #AE4689 5.00% 9/1/2040[4]	252	241
Fannie Mae Pool #AE0395 4.50% 10/1/2040[4]	2,237	2,115
Fannie Mae Pool #AE5471 4.50% 10/1/2040[4]	1,372	1,295
Fannie Mae Pool #AH3575 4.50% 1/1/2041[4]	2,322	2,195
Fannie Mae Pool #AH9420 5.00% 4/1/2041[4]	267	261
Fannie Mae Pool #AH9370 5.00% 4/1/2041[4]	259	249
Fannie Mae Pool #AI2503 4.00% 5/1/2041[4]	1,901	1,741
Fannie Mae Pool #AI0582 5.00% 5/1/2041[4]	350	342
Fannie Mae Pool #AH9938 5.00% 5/1/2041[4]	155	149
Fannie Mae Pool #AI1865 5.00% 5/1/2041[4]	17	17
Fannie Mae Pool #AH5452 5.00% 6/1/2041[4]	222	215
Fannie Mae Pool #AI4289 5.00% 6/1/2041[4]	210	205
Fannie Mae Pool #AI4296 5.00% 6/1/2041[4]	64	63
Fannie Mae Pool #AI4563 5.00% 6/1/2041[4]	5	4
American Balanced Fund — Page 5 of 60

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4387 2.00% 7/1/2041[4]	USD29,515	$23,759
Fannie Mae Pool #AI5589 4.50% 7/1/2041[4]	34	32
Fannie Mae Pool #AI8121 5.00% 7/1/2041[4]	613	598
Fannie Mae Pool #AI7218 5.00% 7/1/2041[4]	291	280
Fannie Mae Pool #MA0791 5.00% 7/1/2041[4]	86	84
Fannie Mae Pool #AI6576 5.00% 7/1/2041[4]	82	79
Fannie Mae Pool #AI7058 5.00% 7/1/2041[4]	47	46
Fannie Mae Pool #AI3894 5.00% 8/1/2041[4]	241	232
Fannie Mae Pool #AI7159 5.00% 9/1/2041[4]	108	104
Fannie Mae Pool #AJ1422 5.00% 9/1/2041[4]	3	3
Fannie Mae Pool #MA4501 2.00% 12/1/2041[4]	49,087	39,075
Fannie Mae Pool #FS0305 1.50% 1/1/2042[4]	111,713	86,334
Fannie Mae Pool #MA4520 2.00% 1/1/2042[4]	72,339	57,858
Fannie Mae Pool #AK2147 5.00% 2/1/2042[4]	216	206
Fannie Mae Pool #AQ9302 3.50% 1/1/2043[4]	473	419
Fannie Mae Pool #AT7696 3.50% 6/1/2043[4]	4,689	4,145
Fannie Mae Pool #AT7689 3.50% 6/1/2043[4]	2,023	1,793
Fannie Mae Pool #AT7680 3.50% 6/1/2043[4]	755	669
Fannie Mae Pool #AU8813 4.00% 11/1/2043[4]	242	222
Fannie Mae Pool #AU9348 4.00% 11/1/2043[4]	167	153
Fannie Mae Pool #AU9350 4.00% 11/1/2043[4]	136	124
Fannie Mae Pool #AV1538 4.50% 11/1/2043[4]	3,858	3,623
Fannie Mae Pool #FM9416 3.50% 7/1/2045[4]	73,913	64,958
Fannie Mae Pool #AL8354 3.50% 10/1/2045[4]	5,367	4,725
Fannie Mae Pool #BC0157 3.50% 1/1/2046[4]	6,414	5,635
Fannie Mae Pool #AL9499 3.50% 1/1/2046[4]	4,839	4,262
Fannie Mae Pool #AS6789 3.50% 3/1/2046[4]	5,084	4,464
Fannie Mae Pool #MA2608 3.00% 5/1/2046[4]	1,170	990
Fannie Mae Pool #AL8522 3.50% 5/1/2046[4]	8,579	7,552
Fannie Mae Pool #AS7168 3.50% 5/1/2046[4]	3,313	2,906
Fannie Mae Pool #BC7611 4.00% 5/1/2046[4]	445	403
Fannie Mae Pool #MA2771 3.00% 10/1/2046[4]	1,069	905
Fannie Mae Pool #BM5148 4.00% 10/1/2046[4]	52,120	47,478
Fannie Mae Pool #FM2795 3.00% 11/1/2046[4]	3,491	2,954
Fannie Mae Pool #AS8310 3.00% 11/1/2046[4]	2,790	2,371
Fannie Mae Pool #BD9665 4.00% 11/1/2046[4]	840	764
Fannie Mae Pool #BE3151 3.50% 1/1/2047[4]	1,151	1,010
Fannie Mae Pool #BE3162 3.50% 1/1/2047[4]	974	854
Fannie Mae Pool #BM3528 3.50% 2/1/2047[4]	32,014	28,121
Fannie Mae Pool #BE9242 4.50% 3/1/2047[4]	21	19
Fannie Mae Pool #FS3767 2.00% 4/1/2047[4]	2,846	2,191
Fannie Mae Pool #BM1179 3.00% 4/1/2047[4]	3,281	2,774
Fannie Mae Pool #BD7156 4.00% 4/1/2047[4]	44,708	40,662
Fannie Mae Pool #BM1653 4.00% 6/1/2047[4]	90,955	82,723
Fannie Mae Pool #BH7779 3.50% 8/1/2047[4]	27	24
Fannie Mae Pool #256893 7.00% 8/1/2047[4]	7	8
Fannie Mae Pool #BH4022 3.50% 9/1/2047[4]	15,077	13,209
Fannie Mae Pool #CA0453 4.00% 9/1/2047[4]	18,171	16,494
Fannie Mae Pool #BH6387 3.50% 10/1/2047[4]	359	315
Fannie Mae Pool #MA3149 4.00% 10/1/2047[4]	11,937	10,867
Fannie Mae Pool #CA0623 4.50% 10/1/2047[4]	2,486	2,336
Fannie Mae Pool #947661 6.50% 10/1/2047[4]	8	8
Fannie Mae Pool #256975 7.00% 10/1/2047[4]	37	39
Fannie Mae Pool #920015 7.00% 10/1/2047[4]	16	16
American Balanced Fund — Page 6 of 60

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0364 3.00% 11/1/2047[4]	USD19,728	$17,225
Fannie Mae Pool #CA0770 3.50% 11/1/2047[4]	4,219	3,704
Fannie Mae Pool #BJ1515 4.00% 11/1/2047[4]	3,200	2,910
Fannie Mae Pool #MA3183 4.00% 11/1/2047[4]	2,949	2,683
Fannie Mae Pool #257030 6.50% 11/1/2047[4]	43	43
Fannie Mae Pool #257036 7.00% 11/1/2047[4]	12	12
Fannie Mae Pool #CA0854 3.50% 12/1/2047[4]	6,984	6,135
Fannie Mae Pool #BM4413 4.50% 12/1/2047[4]	6,227	5,835
Fannie Mae Pool #BM3332 3.50% 1/1/2048[4]	1,345	1,178
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[4]	230	209
Fannie Mae Pool #CA1015 4.00% 1/1/2048[4]	57	52
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[4]	85	79
Fannie Mae Pool #BK1198 4.00% 2/1/2048[4]	1,561	1,414
Fannie Mae Pool #MA3277 4.00% 2/1/2048[4]	44	40
Fannie Mae Pool #BK1135 4.50% 2/1/2048[4]	367	342
Fannie Mae Pool #BM3714 3.50% 3/1/2048[4]	5,160	4,521
Fannie Mae Pool #BJ6760 3.50% 3/1/2048[4]	3,448	3,020
Fannie Mae Pool #CA1532 3.50% 4/1/2048[4]	8,814	7,755
Fannie Mae Pool #CA1542 4.00% 4/1/2048[4]	139	126
Fannie Mae Pool #BJ9260 4.00% 4/1/2048[4]	16	14
Fannie Mae Pool #BM4033 3.50% 5/1/2048[4]	18,571	16,270
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[4]	5,174	4,844
Fannie Mae Pool #BJ5829 4.50% 6/1/2048[4]	52	48
Fannie Mae Pool #BF0293 3.00% 7/1/2048[4]	61,679	51,727
Fannie Mae Pool #BF0318 3.50% 8/1/2048[4]	27,629	24,120
Fannie Mae Pool #BM2007 4.00% 9/1/2048[4]	457	414
Fannie Mae Pool #FM1784 4.00% 9/1/2048[4]	191	173
Fannie Mae Pool #BF0323 3.00% 11/1/2048[4]	28,620	24,003
Fannie Mae Pool #BF0325 3.50% 11/1/2048[4]	36,536	31,895
Fannie Mae Pool #CA2642 4.50% 11/1/2048[4]	163	153
Fannie Mae Pool #CA3068 3.50% 2/1/2049[4]	5,414	4,745
Fannie Mae Pool #CA3184 4.00% 3/1/2049[4]	262	237
Fannie Mae Pool #FM3280 3.50% 5/1/2049[4]	19,172	16,857
Fannie Mae Pool #CA3807 3.00% 7/1/2049[4]	4,550	3,836
Fannie Mae Pool #CA3806 3.00% 7/1/2049[4]	3,048	2,580
Fannie Mae Pool #CA3814 3.50% 7/1/2049[4]	861	757
Fannie Mae Pool #CA4079 3.50% 8/1/2049[4]	19,331	16,925
Fannie Mae Pool #BO1345 3.50% 8/1/2049[4]	29	26
Fannie Mae Pool #CA3976 4.00% 8/1/2049[4]	1,419	1,282
Fannie Mae Pool #FM1668 4.00% 8/1/2049[4]	149	134
Fannie Mae Pool #FM2318 3.50% 9/1/2049[4]	22,779	19,953
Fannie Mae Pool #CA4112 3.50% 9/1/2049[4]	960	844
Fannie Mae Pool #FM1913 4.00% 9/1/2049[4]	3,470	3,149
Fannie Mae Pool #CA4432 4.00% 10/1/2049[4]	162	147
Fannie Mae Pool #CA4533 3.00% 11/1/2049[4]	33,301	28,056
Fannie Mae Pool #BO5349 3.50% 11/1/2049[4]	42	37
Fannie Mae Pool #CA4756 3.00% 12/1/2049[4]	18,014	15,145
Fannie Mae Pool #BO4808 3.00% 12/1/2049[4]	13,693	11,477
Fannie Mae Pool #CA4800 3.50% 12/1/2049[4]	50,264	44,170
Fannie Mae Pool #CA5968 2.50% 6/1/2050[4]	45,178	36,527
Fannie Mae Pool #CA6087 3.00% 6/1/2050[4]	44,530	36,925
Fannie Mae Pool #CA6349 3.00% 7/1/2050[4]	6,150	5,126
Fannie Mae Pool #CA6579 2.00% 8/1/2050[4]	46,902	36,222
Fannie Mae Pool #FS3745 2.00% 8/1/2050[4]	18,857	14,465
American Balanced Fund — Page 7 of 60

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA6593 2.50% 8/1/2050[4]	USD39,755	$32,082
Fannie Mae Pool #MA4096 2.50% 8/1/2050[4]	13,086	10,476
Fannie Mae Pool #CA6740 3.00% 8/1/2050[4]	3,614	3,011
Fannie Mae Pool #MA4119 2.00% 9/1/2050[4]	115,272	88,344
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[4]	34,721	26,594
Fannie Mae Pool #BP6715 2.00% 9/1/2050[4]	132	101
Fannie Mae Pool #CA7028 2.50% 9/1/2050[4]	2,215	1,790
Fannie Mae Pool #CA7048 3.00% 9/1/2050[4]	41,495	34,729
Fannie Mae Pool #CA7052 3.00% 9/1/2050[4]	2,379	1,983
Fannie Mae Pool #CA7325 2.00% 10/1/2050[4]	83,098	64,396
Fannie Mae Pool #FP0053 2.00% 10/1/2050[4]	54,316	41,667
Fannie Mae Pool #FP0051 2.00% 10/1/2050[4]	51,430	39,441
Fannie Mae Pool #MA4158 2.00% 10/1/2050[4]	49,419	37,934
Fannie Mae Pool #CA7381 3.00% 10/1/2050[4]	5,604	4,672
Fannie Mae Pool #CA7599 2.50% 11/1/2050[4]	36,720	29,663
Fannie Mae Pool #CA7737 2.50% 11/1/2050[4]	9,700	7,744
Fannie Mae Pool #CA7606 3.00% 11/1/2050[4]	102,808	86,511
Fannie Mae Pool #MA4208 2.00% 12/1/2050[4]	194,882	149,362
Fannie Mae Pool #CA8108 2.00% 12/1/2050[4]	18,083	13,837
Fannie Mae Pool #CA8130 2.50% 12/1/2050[4]	27,584	22,091
Fannie Mae Pool #FM5173 2.50% 12/1/2050[4]	17,932	14,361
Fannie Mae Pool #CA8044 2.50% 12/1/2050[4]	16,786	13,443
Fannie Mae Pool #CA8285 3.00% 12/1/2050[4]	47,811	40,383
Fannie Mae Pool #CA8046 3.00% 12/1/2050[4]	31,785	26,869
Fannie Mae Pool #FM5166 3.00% 12/1/2050[4]	3,763	3,136
Fannie Mae Pool #MA4237 2.00% 1/1/2051[4]	67,022	51,336
Fannie Mae Pool #CA8601 2.50% 1/1/2051[4]	49,206	39,323
Fannie Mae Pool #CA8862 2.50% 1/1/2051[4]	35,212	28,200
Fannie Mae Pool #FM5509 3.00% 1/1/2051[4]	123,653	103,071
Fannie Mae Pool #FM6293 3.00% 1/1/2051[4]	31,846	26,448
Fannie Mae Pool #CA8820 2.00% 2/1/2051[4]	36,346	27,809
Fannie Mae Pool #BR2666 2.00% 2/1/2051[4]	28,526	22,068
Fannie Mae Pool #FM5940 2.00% 2/1/2051[4]	25,786	19,742
Fannie Mae Pool #CA8828 2.50% 2/1/2051[4]	25,089	20,236
Fannie Mae Pool #FM5778 2.50% 2/1/2051[4]	19,362	15,506
Fannie Mae Pool #CA9308 3.00% 2/1/2051[4]	122,775	102,113
Fannie Mae Pool #CA8870 3.00% 2/1/2051[4]	111,547	93,418
Fannie Mae Pool #CA8969 3.00% 2/1/2051[4]	1,247	1,039
Fannie Mae Pool #MA4282 2.50% 3/1/2051[4]	8,998	7,200
Fannie Mae Pool #CB0090 2.00% 4/1/2051[4]	338,760	259,149
Fannie Mae Pool #CB0290 2.00% 4/1/2051[4]	72,337	55,349
Fannie Mae Pool #MA4305 2.00% 4/1/2051[4]	4,258	3,249
Fannie Mae Pool #MA4306 2.50% 4/1/2051[4]	25,461	20,293
Fannie Mae Pool #CB0191 3.00% 4/1/2051[4]	40,120	33,430
Fannie Mae Pool #CB0193 3.00% 4/1/2051[4]	4,855	4,046
Fannie Mae Pool #CB0496 2.00% 5/1/2051[4]	221,698	169,574
Fannie Mae Pool #MA4325 2.00% 5/1/2051[4]	39,250	30,028
Fannie Mae Pool #BR1035 2.00% 5/1/2051[4]	2,515	1,924
Fannie Mae Pool #CB0457 2.50% 5/1/2051[4]	179,583	143,820
Fannie Mae Pool #BR9540 4.00% 5/1/2051[4]	2,485	2,303
Fannie Mae Pool #FM7803 2.00% 6/1/2051[4]	37,199	28,787
Fannie Mae Pool #FM7909 3.00% 6/1/2051[4]	3,839	3,199
Fannie Mae Pool #CB0738 3.00% 6/1/2051[4]	1,755	1,455
Fannie Mae Pool #FS3744 2.00% 7/1/2051[4]	55,609	42,607
American Balanced Fund — Page 8 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BR2095 2.50% 7/1/2051[4]	USD30,165	$24,100
Fannie Mae Pool #FM7957 2.50% 7/1/2051[4]	1,728	1,380
Fannie Mae Pool #FM8247 2.50% 8/1/2051[4]	2,470	1,968
Fannie Mae Pool #FS1057 2.50% 8/1/2051[4]	1,306	1,045
Fannie Mae Pool #FM8477 3.00% 8/1/2051[4]	101,669	84,683
Fannie Mae Pool #FM8453 3.00% 8/1/2051[4]	50,273	42,289
Fannie Mae Pool #CB1304 3.00% 8/1/2051[4]	3,850	3,228
Fannie Mae Pool #FS4783 4.00% 8/1/2051[4]	78,210	70,580
Fannie Mae Pool #MA4415 3.00% 9/1/2051[4]	44,598	37,026
Fannie Mae Pool #FS4628 3.00% 10/1/2051[4]	28,471	23,723
Fannie Mae Pool #FS0965 2.00% 11/1/2051[4]	19,952	15,358
Fannie Mae Pool #MA4465 2.00% 11/1/2051[4]	9,848	7,515
Fannie Mae Pool #FM9632 3.00% 11/1/2051[4]	42,192	35,266
Fannie Mae Pool #CB2078 3.00% 11/1/2051[4]	27,924	23,259
Fannie Mae Pool #FM9631 3.00% 11/1/2051[4]	18,043	15,094
Fannie Mae Pool #BU3349 3.50% 11/1/2051[4]	44	38
Fannie Mae Pool #CB2375 2.50% 12/1/2051[4]	79,934	64,166
Fannie Mae Pool #CB2319 2.50% 12/1/2051[4]	78,528	63,104
Fannie Mae Pool #CB2286 2.50% 12/1/2051[4]	43,654	35,006
Fannie Mae Pool #CB2372 2.50% 12/1/2051[4]	37,882	30,396
Fannie Mae Pool #BT9483 2.50% 12/1/2051[4]	30,048	24,147
Fannie Mae Pool #BT9510 2.50% 12/1/2051[4]	29,628	23,826
Fannie Mae Pool #CB2371 2.50% 12/1/2051[4]	21,853	17,547
Fannie Mae Pool #CB2373 2.50% 12/1/2051[4]	13,579	10,900
Fannie Mae Pool #MA4493 2.50% 12/1/2051[4]	3,256	2,591
Fannie Mae Pool #FS0182 3.00% 1/1/2052[4]	36,298	30,199
Fannie Mae Pool #FS0972 3.50% 1/1/2052[4]	6,721	5,889
Fannie Mae Pool #BV3001 3.50% 1/1/2052[4]	2,927	2,522
Fannie Mae Pool #BU7427 3.50% 1/1/2052[4]	833	728
Fannie Mae Pool #BV3080 2.00% 2/1/2052[4]	81,116	61,983
Fannie Mae Pool #BV3076 2.00% 2/1/2052[4]	70,172	53,599
Fannie Mae Pool #CB2765 2.00% 2/1/2052[4]	62,779	48,204
Fannie Mae Pool #CB2870 2.50% 2/1/2052[4]	399	317
Fannie Mae Pool #CB2882 3.00% 2/1/2052[4]	78,872	65,968
Fannie Mae Pool #FS0647 3.00% 2/1/2052[4]	10,648	8,965
Fannie Mae Pool #FS0752 3.00% 3/1/2052[4]	29,153	24,174
Fannie Mae Pool #CB3177 3.50% 3/1/2052[4]	52,057	44,871
Fannie Mae Pool #CB3126 3.50% 3/1/2052[4]	8,687	7,570
Fannie Mae Pool #BV4158 3.50% 3/1/2052[4]	877	756
Fannie Mae Pool #BV3316 3.50% 3/1/2052[4]	445	384
Fannie Mae Pool #CB3417 3.50% 4/1/2052[4]	23,597	20,342
Fannie Mae Pool #BV0242 3.50% 4/1/2052[4]	866	746
Fannie Mae Pool #FS1206 3.50% 4/1/2052[4]	781	676
Fannie Mae Pool #FS1429 3.50% 4/1/2052[4]	229	197
Fannie Mae Pool #BV9644 2.50% 5/1/2052[4]	292	233
Fannie Mae Pool #BT2347 3.50% 5/1/2052[4]	3,633	3,130
Fannie Mae Pool #FS2425 3.50% 5/1/2052[4]	1,024	883
Fannie Mae Pool #CB3620 4.00% 5/1/2052[4]	83,193	74,179
Fannie Mae Pool #FS1834 4.00% 5/1/2052[4]	43,870	39,213
Fannie Mae Pool #CB3653 5.00% 5/1/2052[4]	31	29
Fannie Mae Pool #MA4623 2.50% 6/1/2052[4]	678	539
Fannie Mae Pool #BV7809 3.50% 6/1/2052[4]	770	663
Fannie Mae Pool #FS3539 3.50% 7/1/2052[4]	12,914	11,128
Fannie Mae Pool #FS4747 3.50% 8/1/2052[4]	11,969	10,315
American Balanced Fund — Page 9 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS2654 4.00% 8/1/2052[4]	USD3,506	$3,128
Fannie Mae Pool #BT8308 4.50% 8/1/2052[4]	147	136
Fannie Mae Pool #BW9206 5.50% 8/1/2052[4]	188	187
Fannie Mae Pool #MA4731 3.50% 9/1/2052[4]	11,286	9,719
Fannie Mae Pool #MA4732 4.00% 9/1/2052[4]	15,171	13,523
Fannie Mae Pool #CB4548 4.00% 9/1/2052[4]	4,855	4,327
Fannie Mae Pool #BW1192 4.50% 9/1/2052[4]	32,179	29,579
Fannie Mae Pool #BV8055 4.50% 9/1/2052[4]	23,665	21,754
Fannie Mae Pool #BW1289 5.50% 10/1/2052[4]	8,146	7,885
Fannie Mae Pool #BW1243 5.50% 10/1/2052[4]	7,387	7,154
Fannie Mae Pool #MA4803 3.50% 11/1/2052[4]	10,232	8,812
Fannie Mae Pool #FS5554 4.50% 11/1/2052[4]	49,964	45,936
Fannie Mae Pool #MA4842 5.50% 12/1/2052[4]	50,804	49,175
Fannie Mae Pool #BX4004 5.50% 12/1/2052[4]	1,538	1,488
Fannie Mae Pool #BX3726 5.50% 12/1/2052[4]	850	823
Fannie Mae Pool #BX3716 5.50% 12/1/2052[4]	742	718
Fannie Mae Pool #FS4947 4.00% 1/1/2053[4]	127,172	113,385
Fannie Mae Pool #BX0856 5.50% 1/1/2053[4]	831	804
Fannie Mae Pool #BX5592 5.50% 1/1/2053[4]	602	582
Fannie Mae Pool #BX6108 5.50% 1/1/2053[4]	65	63
Fannie Mae Pool #MA4917 4.50% 2/1/2053[4]	184	169
Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]	16,247	15,720
Fannie Mae Pool #BX7384 5.50% 2/1/2053[4]	1,279	1,238
Fannie Mae Pool #FS4024 5.50% 2/1/2053[4]	583	564
Fannie Mae Pool #BW5124 5.50% 2/1/2053[4]	100	97
Fannie Mae Pool #FS3759 6.00% 2/1/2053[4]	38,417	38,436
Fannie Mae Pool #BX7703 6.50% 2/1/2053[4]	376	379
Fannie Mae Pool #BX7774 5.50% 3/1/2053[4]	11,991	11,598
Fannie Mae Pool #BX9431 5.50% 3/1/2053[4]	3,872	3,753
Fannie Mae Pool #BX7782 5.50% 3/1/2053[4]	1,947	1,883
Fannie Mae Pool #BX8514 5.50% 3/1/2053[4]	199	193
Fannie Mae Pool #FS4227 3.50% 4/1/2053[4]	98,926	85,192
Fannie Mae Pool #MA4993 4.00% 4/1/2053[4]	5,623	5,012
Fannie Mae Pool #MA4977 4.50% 4/1/2053[4]	37,192	34,182
Fannie Mae Pool #BW5269 4.50% 4/1/2053[4]	14,399	13,234
Fannie Mae Pool #MA4979 5.50% 4/1/2053[4]	5,291	5,118
Fannie Mae Pool #BX9116 5.50% 4/1/2053[4]	3,625	3,506
Fannie Mae Pool #BX8556 5.50% 4/1/2053[4]	2,988	2,891
Fannie Mae Pool #BY0667 5.50% 4/1/2053[4]	996	963
Fannie Mae Pool #BY0007 5.50% 4/1/2053[4]	858	830
Fannie Mae Pool #BY3206 5.50% 4/1/2053[4]	546	528
Fannie Mae Pool #BX8883 5.50% 4/1/2053[4]	145	140
Fannie Mae Pool #MA5008 4.50% 5/1/2053[4]	36,292	33,355
Fannie Mae Pool #FS4563 5.00% 5/1/2053[4]	7,521	7,105
Fannie Mae Pool #BY0091 5.50% 5/1/2053[4]	9,283	8,979
Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]	7,297	7,058
Fannie Mae Pool #BY2505 5.50% 5/1/2053[4]	4,112	3,977
Fannie Mae Pool #BY0204 5.50% 5/1/2053[4]	3,784	3,663
Fannie Mae Pool #BY4413 5.50% 5/1/2053[4]	303	293
Fannie Mae Pool #MA5054 4.00% 6/1/2053[4]	6,190	5,517
Fannie Mae Pool #FS5192 5.50% 6/1/2053[4]	78,283	75,748
Fannie Mae Pool #BY3521 5.50% 6/1/2053[4]	17,853	17,268
Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]	4,503	4,356
Fannie Mae Pool #BY3337 5.50% 6/1/2053[4]	385	372
American Balanced Fund — Page 10 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB6491 6.50% 6/1/2053[4]	USD7,933	$8,016
Fannie Mae Pool #CB6490 6.50% 6/1/2053[4]	2,771	2,786
Fannie Mae Pool #CB6468 6.50% 6/1/2053[4]	2,011	2,027
Fannie Mae Pool #MA5089 4.00% 7/1/2053[4]	245,435	218,735
Fannie Mae Pool #CB6719 4.50% 7/1/2053[4]	3,871	3,559
Fannie Mae Pool #MA5071 5.00% 7/1/2053[4]	49,282	46,537
Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]	35,741	34,570
Fannie Mae Pool #MA5127 4.00% 8/1/2053[4]	260,824	232,450
Fannie Mae Pool #CB6853 4.50% 8/1/2053[4]	6,084	5,593
Fannie Mae Pool #MA5135 4.00% 9/1/2053[4]	2,951	2,630
Fannie Mae Pool #MA5136 4.50% 9/1/2053[4]	27,221	25,018
Fannie Mae Pool #BF0174 3.00% 2/1/2057[4]	5,316	4,363
Fannie Mae Pool #BF0177 3.00% 2/1/2057[4]	5,056	4,201
Fannie Mae Pool #BF0145 3.50% 3/1/2057[4]	109,471	93,242
Fannie Mae Pool #BF0189 3.00% 6/1/2057[4]	8,014	6,661
Fannie Mae Pool #BF0219 3.50% 9/1/2057[4]	24,721	21,055
Fannie Mae Pool #BF0226 3.50% 1/1/2058[4]	34,328	29,806
Fannie Mae Pool #BF0262 3.00% 5/1/2058[4]	415	345
Fannie Mae Pool #BF0332 3.00% 1/1/2059[4]	63,001	52,353
Fannie Mae Pool #BM6736 4.50% 11/1/2059[4]	3,273	3,030
Fannie Mae Pool #BF0481 3.50% 6/1/2060[4]	83,278	70,935
Fannie Mae Pool #BF0497 3.00% 7/1/2060[4]	51,945	41,626
Fannie Mae Pool #BF0548 3.00% 7/1/2061[4]	55,388	45,113
Fannie Mae Pool #BF0547 3.00% 7/1/2061[4]	35,890	29,799
Fannie Mae Pool #BF0585 4.50% 12/1/2061[4]	57,104	52,663
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[4,5]	1,066	1,057
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.623% 5/25/2024[4,5]	371	367
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.625% 7/25/2024[4,5]	692	677
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 7/25/2024[4,5]	7,940	7,772
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.624% 11/25/2024[4,5]	376	365
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.547% 12/25/2026[4,5]	28,540	26,332
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[4,5]	2,159	2,018
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.164% 6/25/2027[4,5]	2,477	2,311
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[4]	275	224
Freddie Mac Pool #ZJ9097 5.00% 2/1/2024[4]	5	4
Freddie Mac Pool #ZS9118 5.00% 3/1/2024[4]	— [6]	— [6]
Freddie Mac Pool #ZA1894 5.00% 8/1/2025[4]	2	2
Freddie Mac Pool #ZA1914 5.00% 12/1/2025[4]	4	4
Freddie Mac Pool #ZA1927 5.00% 3/1/2026[4]	11	11
Freddie Mac Pool #ZA1950 6.50% 8/1/2026[4]	64	64
Freddie Mac Pool #ZS8832 5.00% 3/1/2027[4]	2	2
Freddie Mac Pool #ZA1997 5.00% 4/1/2027[4]	25	24
Freddie Mac Pool #D97504 6.50% 12/1/2027[4]	67	66
Freddie Mac Pool #C91130 6.50% 12/1/2027[4]	43	43
Freddie Mac Pool #C91150 6.50% 1/1/2028[4]	50	50
Freddie Mac Pool #G16210 3.50% 6/1/2032[4]	30	28
Freddie Mac Pool #ZA2384 3.50% 6/1/2035[4]	184	169
Freddie Mac Pool #A56076 5.50% 1/1/2037[4]	9	9
Freddie Mac Pool #C91912 3.00% 2/1/2037[4]	15,055	13,476
Freddie Mac Pool #C91917 3.00% 2/1/2037[4]	6,664	5,958
Freddie Mac Pool #G06028 5.50% 7/1/2037[4]	134	131
Freddie Mac Pool #G08248 5.50% 2/1/2038[4]	39	39
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[4]	70	63
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[4]	6,912	6,172
American Balanced Fund — Page 11 of 60

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G04552 6.00% 9/1/2038[4]	USD325	$331
Freddie Mac Pool #G05979 5.50% 10/1/2038[4]	19	19
Freddie Mac Pool #G05546 5.50% 7/1/2039[4]	77	77
Freddie Mac Pool #A90351 4.50% 1/1/2040[4]	104	97
Freddie Mac Pool #G05937 4.50% 8/1/2040[4]	2,203	2,086
Freddie Mac Pool #RB5071 2.00% 9/1/2040[4]	98,953	80,777
Freddie Mac Pool #A97543 4.50% 3/1/2041[4]	174	167
Freddie Mac Pool #A97669 4.50% 3/1/2041[4]	142	134
Freddie Mac Pool #Q01190 4.50% 6/1/2041[4]	80	76
Freddie Mac Pool #Q01160 5.00% 6/1/2041[4]	122	119
Freddie Mac Pool #SC0148 2.00% 7/1/2041[4]	2,441	1,968
Freddie Mac Pool #Q03821 4.50% 10/1/2041[4]	367	347
Freddie Mac Pool #Q03795 4.50% 10/1/2041[4]	24	22
Freddie Mac Pool #Q11220 3.50% 9/1/2042[4]	412	366
Freddie Mac Pool #V80026 3.00% 4/1/2043[4]	26	23
Freddie Mac Pool #G07921 3.50% 4/1/2043[4]	341	303
Freddie Mac Pool #Q23190 4.00% 11/1/2043[4]	212	195
Freddie Mac Pool #Q23185 4.00% 11/1/2043[4]	171	157
Freddie Mac Pool #Q26734 4.00% 6/1/2044[4]	1,659	1,521
Freddie Mac Pool #SD0480 3.50% 6/1/2045[4]	8,844	7,844
Freddie Mac Pool #760014 2.718% 8/1/2045[4,5]	671	621
Freddie Mac Pool #Q37988 4.00% 12/1/2045[4]	3,883	3,553
Freddie Mac Pool #G60344 4.00% 12/1/2045[4]	3,379	3,092
Freddie Mac Pool #Z40130 3.00% 1/1/2046[4]	13,489	11,558
Freddie Mac Pool #Q40476 4.00% 4/1/2046[4]	2,580	2,353
Freddie Mac Pool #Q40458 4.00% 4/1/2046[4]	540	491
Freddie Mac Pool #G60744 3.50% 7/1/2046[4]	1,620	1,424
Freddie Mac Pool #Q41909 4.50% 7/1/2046[4]	267	251
Freddie Mac Pool #V82628 4.00% 9/1/2046[4]	8,185	7,471
Freddie Mac Pool #760015 2.576% 1/1/2047[4,5]	4,642	4,298
Freddie Mac Pool #G60928 4.50% 4/1/2047[4]	2,053	1,930
Freddie Mac Pool #ZS4726 3.50% 7/1/2047[4]	23	20
Freddie Mac Pool #G08775 4.00% 8/1/2047[4]	10,571	9,532
Freddie Mac Pool #G61295 3.50% 9/1/2047[4]	5,353	4,714
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[4]	140	122
Freddie Mac Pool #V83507 4.00% 10/1/2047[4]	1,677	1,525
Freddie Mac Pool #G61733 3.00% 12/1/2047[4]	16,751	14,182
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[4]	15,935	13,925
Freddie Mac Pool #G61662 3.50% 2/1/2048[4]	5,165	4,531
Freddie Mac Pool #Q54547 4.00% 3/1/2048[4]	7,501	6,805
Freddie Mac Pool #SI2002 4.00% 3/1/2048[4]	29	27
Freddie Mac Pool #G61628 3.50% 9/1/2048[4]	5,883	5,179
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[4]	3,498	3,169
Freddie Mac Pool #V85664 3.50% 6/1/2049[4]	27,154	23,819
Freddie Mac Pool #SD7506 4.00% 9/1/2049[4]	43,459	39,543
Freddie Mac Pool #SD7508 3.50% 10/1/2049[4]	8,949	7,837
Freddie Mac Pool #RA1744 4.00% 11/1/2049[4]	647	584
Freddie Mac Pool #QA5118 3.50% 12/1/2049[4]	33,414	29,226
Freddie Mac Pool #RA3384 3.00% 8/1/2050[4]	2,529	2,107
Freddie Mac Pool #SI2074 2.00% 9/1/2050[4]	52,272	40,071
Freddie Mac Pool #SI2076 2.00% 9/1/2050[4]	34,451	26,401
Freddie Mac Pool #SI2077 2.00% 9/1/2050[4]	20,694	15,878
Freddie Mac Pool #SI2062 2.00% 9/1/2050[4]	19,255	14,729
Freddie Mac Pool #RA3506 3.00% 9/1/2050[4]	6,323	5,267
American Balanced Fund — Page 12 of 60

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SI2080 2.00% 10/1/2050[4]	USD20,122	$15,421
Freddie Mac Pool #SD8106 2.00% 11/1/2050[4]	108,784	83,317
Freddie Mac Pool #SD7528 2.00% 11/1/2050[4]	98,714	76,354
Freddie Mac Pool #RA4070 2.50% 11/1/2050[4]	19,410	15,540
Freddie Mac Pool #RA3987 2.50% 11/1/2050[4]	18,616	14,904
Freddie Mac Pool #RA4352 2.00% 1/1/2051[4]	32,906	25,121
Freddie Mac Pool #QB8605 2.00% 2/1/2051[4]	31,023	23,999
Freddie Mac Pool #SD8128 2.00% 2/1/2051[4]	14,751	11,288
Freddie Mac Pool #SD1729 2.50% 2/1/2051[4]	50,063	40,082
Freddie Mac Pool #SD8134 2.00% 3/1/2051[4]	45,785	35,019
Freddie Mac Pool #RA5287 2.00% 5/1/2051[4]	60,178	46,102
Freddie Mac Pool #RA5288 2.00% 5/1/2051[4]	11,440	8,765
Freddie Mac Pool #RA5259 2.50% 5/1/2051[4]	213,871	171,230
Freddie Mac Pool #RA5219 2.50% 5/1/2051[4]	11,466	9,148
Freddie Mac Pool #RA5267 3.00% 5/1/2051[4]	4,022	3,339
Freddie Mac Pool #SD7544 3.00% 7/1/2051[4]	15,792	13,282
Freddie Mac Pool #QC4071 3.00% 7/1/2051[4]	799	668
Freddie Mac Pool #SD0665 3.00% 8/1/2051[4]	26,474	22,056
Freddie Mac Pool #QC5996 3.00% 8/1/2051[4]	2,145	1,788
Freddie Mac Pool #SD1129 4.00% 8/1/2051[4]	20,425	18,413
Freddie Mac Pool #SD7545 2.50% 9/1/2051[4]	69,607	56,059
Freddie Mac Pool #RA5836 2.50% 9/1/2051[4]	67,605	53,819
Freddie Mac Pool #RA5782 2.50% 9/1/2051[4]	18,005	14,471
Freddie Mac Pool #RA5971 3.00% 9/1/2051[4]	49,946	41,843
Freddie Mac Pool #RA5901 3.00% 9/1/2051[4]	4,076	3,396
Freddie Mac Pool #QC7504 3.00% 9/1/2051[4]	179	148
Freddie Mac Pool #SD8172 2.00% 10/1/2051[4]	9,752	7,448
Freddie Mac Pool #QC8489 2.50% 10/1/2051[4]	59,242	47,494
Freddie Mac Pool #SD2880 3.00% 10/1/2051[4]	56,074	46,693
Freddie Mac Pool #SD0734 3.00% 10/1/2051[4]	4,894	4,100
Freddie Mac Pool #RA6406 2.00% 11/1/2051[4]	5,838	4,470
Freddie Mac Pool #SD7548 2.50% 11/1/2051[4]	451,099	363,202
Freddie Mac Pool #RA6347 3.00% 11/1/2051[4]	4,628	3,856
Freddie Mac Pool #RA6483 2.50% 12/1/2051[4]	68,948	55,347
Freddie Mac Pool #RA6535 2.50% 12/1/2051[4]	33,934	27,014
Freddie Mac Pool #QD3310 3.00% 12/1/2051[4]	8,866	7,353
Freddie Mac Pool #SD0855 2.50% 1/1/2052[4]	33,069	26,329
Freddie Mac Pool #SD7552 2.50% 1/1/2052[4]	26,699	21,374
Freddie Mac Pool #SD0813 3.00% 1/1/2052[4]	10,475	8,776
Freddie Mac Pool #QD7397 2.50% 2/1/2052[4]	490	392
Freddie Mac Pool #RA6664 3.00% 2/1/2052[4]	106,337	88,445
Freddie Mac Pool #QD7089 3.50% 2/1/2052[4]	8,488	7,319
Freddie Mac Pool #QD8873 3.50% 2/1/2052[4]	12	11
Freddie Mac Pool #SD7553 3.00% 3/1/2052[4]	220,972	185,362
Freddie Mac Pool #SD7554 2.50% 4/1/2052[4]	37,785	30,420
Freddie Mac Pool #SD8205 2.50% 4/1/2052[4]	620	493
Freddie Mac Pool #QD9576 3.00% 4/1/2052[4]	9,815	8,133
Freddie Mac Pool #QD9278 3.50% 4/1/2052[4]	4,465	3,851
Freddie Mac Pool #SD8214 3.50% 5/1/2052[4]	115,519	99,458
Freddie Mac Pool #RA7326 3.50% 5/1/2052[4]	98	84
Freddie Mac Pool #RA7399 4.00% 5/1/2052[4]	37,980	33,947
Freddie Mac Pool #QE2335 4.00% 5/1/2052[4]	33,454	29,903
Freddie Mac Pool #QE3580 3.50% 6/1/2052[4]	19,232	16,558
Freddie Mac Pool #SD2088 3.50% 6/1/2052[4]	766	660
American Balanced Fund — Page 13 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD3245 4.00% 6/1/2052[4]	USD44,811	$40,435
Freddie Mac Pool #QE4383 4.00% 6/1/2052[4]	855	763
Freddie Mac Pool #RA7502 5.00% 6/1/2052[4]	974	919
Freddie Mac Pool #SD1502 4.00% 7/1/2052[4]	5,663	5,051
Freddie Mac Pool #SD7556 3.00% 8/1/2052[4]	25,049	20,936
Freddie Mac Pool #SD1766 4.00% 8/1/2052[4]	15,739	14,074
Freddie Mac Pool #QE8579 4.50% 8/1/2052[4]	8,421	7,747
Freddie Mac Pool #SD8244 4.00% 9/1/2052[4]	101,148	90,151
Freddie Mac Pool #QF0323 4.00% 9/1/2052[4]	992	884
Freddie Mac Pool #QF0212 4.50% 9/1/2052[4]	39,995	36,766
Freddie Mac Pool #QE9497 4.50% 9/1/2052[4]	9,616	8,840
Freddie Mac Pool #SD1608 4.50% 9/1/2052[4]	5,751	5,286
Freddie Mac Pool #RA7938 5.00% 9/1/2052[4]	61,004	57,641
Freddie Mac Pool #QF2221 4.00% 10/1/2052[4]	979	873
Freddie Mac Pool #QF1489 4.00% 10/1/2052[4]	146	130
Freddie Mac Pool #SD8257 4.50% 10/1/2052[4]	70,822	65,098
Freddie Mac Pool #QF1236 4.50% 10/1/2052[4]	56,114	51,583
Freddie Mac Pool #SD2465 4.50% 10/1/2052[4]	3,838	3,528
Freddie Mac Pool #SD8264 3.50% 11/1/2052[4]	233,898	201,407
Freddie Mac Pool #SD8273 3.50% 11/1/2052[4]	76,289	65,682
Freddie Mac Pool #SD8265 4.00% 11/1/2052[4]	407	363
Freddie Mac Pool #SD1897 4.50% 11/1/2052[4]	158,132	147,350
Freddie Mac Pool #SD1895 4.50% 11/1/2052[4]	32,241	30,119
Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]	59,269	55,997
Freddie Mac Pool #SD1961 5.50% 12/1/2052[4]	5,716	5,530
Freddie Mac Pool #QF4136 5.50% 12/1/2052[4]	1,496	1,447
Freddie Mac Pool #SD2571 5.00% 1/1/2053[4]	13,987	13,215
Freddie Mac Pool #SD8288 5.00% 1/1/2053[4]	392	370
Freddie Mac Pool #QF5394 5.50% 1/1/2053[4]	1,595	1,543
Freddie Mac Pool #QF5680 5.50% 1/1/2053[4]	1,421	1,376
Freddie Mac Pool #QF5251 5.50% 1/1/2053[4]	706	683
Freddie Mac Pool #QF6796 5.50% 1/1/2053[4]	363	352
Freddie Mac Pool #QF7774 5.50% 2/1/2053[4]	4,327	4,186
Freddie Mac Pool #QF8331 5.50% 2/1/2053[4]	3,120	3,019
Freddie Mac Pool #QF7048 5.50% 2/1/2053[4]	94	91
Freddie Mac Pool #QF8056 6.00% 2/1/2053[4]	27,038	26,734
Freddie Mac Pool #QF8050 6.00% 2/1/2053[4]	9,982	9,870
Freddie Mac Pool #SD2608 3.50% 3/1/2053[4]	16,327	14,059
Freddie Mac Pool #SD8305 4.00% 3/1/2053[4]	42,247	37,653
Freddie Mac Pool #SD2610 4.00% 3/1/2053[4]	29,642	26,420
Freddie Mac Pool #SD8306 4.50% 3/1/2053[4]	63,859	58,694
Freddie Mac Pool #QF8926 4.50% 3/1/2053[4]	3,861	3,550
Freddie Mac Pool #QF8936 4.50% 3/1/2053[4]	170	156
Freddie Mac Pool #QF8462 5.50% 3/1/2053[4]	18,593	17,984
Freddie Mac Pool #QF8552 5.50% 3/1/2053[4]	547	529
Freddie Mac Pool #QF8554 5.50% 3/1/2053[4]	87	84
Freddie Mac Pool #QF9076 5.50% 3/1/2053[4]	77	75
Freddie Mac Pool #SD8313 4.00% 4/1/2053[4]	38,594	34,392
Freddie Mac Pool #SD8314 4.50% 4/1/2053[4]	214,933	197,515
Freddie Mac Pool #SD2716 5.00% 4/1/2053[4]	12,188	11,516
Freddie Mac Pool #SD8315 5.00% 4/1/2053[4]	1,099	1,037
Freddie Mac Pool #SD3314 5.50% 4/1/2053[4]	60,393	58,456
Freddie Mac Pool #QG1023 5.50% 4/1/2053[4]	8,721	8,435
Freddie Mac Pool #QG0979 5.50% 4/1/2053[4]	253	244
American Balanced Fund — Page 14 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG1387 5.50% 4/1/2053[4]	USD56	$54
Freddie Mac Pool #SD8322 4.50% 5/1/2053[4]	136,793	125,708
Freddie Mac Pool #RA8647 4.50% 5/1/2053[4]	3,903	3,587
Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]	329,609	311,296
Freddie Mac Pool #SD8324 5.50% 5/1/2053[4]	389,564	376,800
Freddie Mac Pool #SD3369 5.50% 5/1/2053[4]	33,312	32,232
Freddie Mac Pool #SD8329 5.00% 6/1/2053[4]	5,619	5,307
Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]	19,002	18,379
Freddie Mac Pool #QG4632 5.50% 6/1/2053[4]	16,123	15,595
Freddie Mac Pool #QG4732 5.50% 6/1/2053[4]	2,546	2,463
Freddie Mac Pool #RA9279 6.00% 6/1/2053[4]	16,182	16,011
Freddie Mac Pool #RA9283 6.00% 6/1/2053[4]	15,478	15,330
Freddie Mac Pool #RA9281 6.00% 6/1/2053[4]	10,015	9,893
Freddie Mac Pool #RA9284 6.00% 6/1/2053[4]	7,002	6,974
Freddie Mac Pool #RA9294 6.50% 6/1/2053[4]	3,730	3,761
Freddie Mac Pool #RA9292 6.50% 6/1/2053[4]	3,192	3,218
Freddie Mac Pool #RA9289 6.50% 6/1/2053[4]	3,027	3,065
Freddie Mac Pool #RA9288 6.50% 6/1/2053[4]	2,942	2,987
Freddie Mac Pool #RA9287 6.50% 6/1/2053[4]	2,018	2,053
Freddie Mac Pool #RA9290 6.50% 6/1/2053[4]	1,553	1,570
Freddie Mac Pool #RA9291 6.50% 6/1/2053[4]	1,103	1,109
Freddie Mac Pool #RA9295 6.50% 6/1/2053[4]	812	827
Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]	71,425	67,447
Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]	79,800	77,185
Freddie Mac Pool #SD3356 6.00% 7/1/2053[4]	571	564
Freddie Mac Pool #QG8374 5.50% 8/1/2053[4]	32,942	31,863
Freddie Mac, Series T041, Class 3A, 4.372% 7/25/2032[4,5]	749	692
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[4]	37	36
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 1/25/2024[4]	37,922	37,578
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[4]	10,914	10,533
Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[4]	1,049	1,014
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[4,5]	2,364	2,305
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[4]	1,089	1,052
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[4]	2,787	2,665
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[4]	1,506	1,463
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[4]	1,036	993
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[4,5]	19,686	19,063
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[4]	27,390	26,144
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[4]	26,791	21,678
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[4]	11,551	9,285
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[4,5]	14,628	13,127
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[4]	4,892	4,408
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[4,5]	8,892	8,013
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[4]	33,060	29,526
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[4,5]	32,738	29,215
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[4,5]	6,934	6,035
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[4]	5,752	4,951
American Balanced Fund — Page 15 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[4]	USD21,384	$19,714
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[4]	14,242	12,139
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[4]	55,411	50,509
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[4]	35,060	31,356
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[4]	7,009	6,554
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[4]	26,191	24,370
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[4]	24,325	21,938
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[4]	9,811	8,802
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[4]	4,712	4,088
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[4]	1,427	1,116
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[4]	12,902	11,735
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[4]	49,523	40,029
Government National Mortgage Assn. 2.00% 10/1/2053[4,7]	226,777	179,322
Government National Mortgage Assn. 2.50% 10/1/2053[4,7]	92,121	75,305
Government National Mortgage Assn. 3.00% 10/1/2053[4,7]	274,852	232,980
Government National Mortgage Assn. 3.50% 10/1/2053[4,7]	19,501	17,083
Government National Mortgage Assn. 4.00% 10/1/2053[4,7]	392,358	353,536
Government National Mortgage Assn. 4.50% 10/1/2053[4,7]	83,469	77,114
Government National Mortgage Assn. 5.00% 10/1/2053[4,7]	233,526	221,302
Government National Mortgage Assn. 5.50% 10/1/2053[4,7]	139,418	135,301
Government National Mortgage Assn. 2.50% 11/1/2053[4,7]	120,000	98,189
Government National Mortgage Assn. 4.00% 11/1/2053[4,7]	256,600	231,371
Government National Mortgage Assn. 4.50% 11/1/2053[4,7]	70,300	64,992
Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038[4]	1,162	1,198
Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041[4]	3,084	2,860
Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044[4]	36	33
Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045[4]	65	62
Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045[4]	2,772	2,636
Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046[4]	20,891	18,007
Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047[4]	9,997	9,159
Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047[4]	1,763	1,617
Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047[4]	2,070	1,897
Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047[4]	16,889	15,475
Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048[4]	18,586	17,023
Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048[4]	20,196	17,878
Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048[4]	3,354	3,146
Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048[4]	431	393
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[4]	1,201	1,126
Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049[4]	20,851	18,485
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[4]	895	839
Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049[4]	359	335
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[4]	498	466
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[4]	4,211	3,943
Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049[4]	348	326
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[4]	231	189
Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051[4]	352	329
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[4]	7,798	7,313
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[4]	21,338	17,190
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[4]	7,637	6,118
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[4]	2,394	1,969
American Balanced Fund — Page 16 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[4]	USD2,032	$1,656
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[4]	711	579
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[4]	473	380
Government National Mortgage Assn. Pool #MA8943 3.00% 6/20/2053[4]	781	666
Government National Mortgage Assn. Pool #710085 5.031% 9/20/2061[4]	3	3
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]	32,006	22,922
Uniform Mortgage-Backed Security 2.00% 10/1/2038[4,7]	3,052	2,618
Uniform Mortgage-Backed Security 2.50% 10/1/2038[4,7]	61,059	53,818
Uniform Mortgage-Backed Security 3.50% 10/1/2038[4,7]	40,000	36,988
Uniform Mortgage-Backed Security 4.00% 10/1/2038[4,7]	41,500	39,177
Uniform Mortgage-Backed Security 2.00% 11/1/2038[4,7]	125,948	108,185
Uniform Mortgage-Backed Security 2.50% 11/1/2038[4,7]	40,300	35,571
Uniform Mortgage-Backed Security 2.00% 10/1/2053[4,7]	128,862	98,046
Uniform Mortgage-Backed Security 3.50% 10/1/2053[4,7]	111,150	95,598
Uniform Mortgage-Backed Security 4.00% 10/1/2053[4,7]	337,861	300,828
Uniform Mortgage-Backed Security 5.00% 10/1/2053[4,7]	38,299	36,136
Uniform Mortgage-Backed Security 6.00% 10/1/2053[4,7]	815,596	804,955
Uniform Mortgage-Backed Security 6.50% 10/1/2053[4,7]	183,287	184,131
Uniform Mortgage-Backed Security 2.00% 11/1/2053[4,7]	432,852	329,678
Uniform Mortgage-Backed Security 2.50% 11/1/2053[4,7]	426,077	338,780
Uniform Mortgage-Backed Security 3.00% 11/1/2053[4,7]	363,747	301,271
Uniform Mortgage-Backed Security 3.50% 11/1/2053[4,7]	1,340,406	1,153,901
Uniform Mortgage-Backed Security 4.00% 11/1/2053[4,7]	181,400	161,687
Uniform Mortgage-Backed Security 4.50% 11/1/2053[4,7]	1,655,851	1,520,925
Uniform Mortgage-Backed Security 5.00% 11/1/2053[4,7]	1,456,240	1,374,440
Uniform Mortgage-Backed Security 5.50% 11/1/2053[4,7]	226,741	219,080
Uniform Mortgage-Backed Security 6.00% 11/1/2053[4,7]	223,296	220,278
Uniform Mortgage-Backed Security 6.50% 11/1/2053[4,7]	682,267	684,985
		21,595,381
Commercial mortgage-backed securities 0.71%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.466% 11/15/2055[4,5]	19,903	18,690
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 8/17/2040[4,8]	21,941	20,054
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.937% 3/15/2032[4,5]	5,000	4,996
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[4]	3,422	3,112
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[4]	405	363
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[4]	795	726
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[4]	501	455
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[4,5]	9,618	8,940
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[4]	4,013	3,382
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[4]	8,720	7,583
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[4]	17,962	14,515
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 3/15/2064[4,5]	842	704
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[4]	11,250	10,152
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[4]	9,988	9,069
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[4]	17,048	13,457
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[4,5]	3,073	2,869
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053[4]	3,950	2,951
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054[4]	6,710	4,847
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[4]	9,970	7,702
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.593% 5/15/2055[4,5]	16,900	14,869
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.943% 11/15/2055[4,5]	54,265	54,068
Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.363% 7/15/2056[4]	25,731	26,045
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[4]	8,000	6,819
American Balanced Fund — Page 17 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[4,5]	USD41,374	$42,037
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[4,5]	25,283	25,665
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[4,5]	26,680	26,886
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.102% 5/15/2039[4,5,8]	8,311	8,290
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.651% 5/15/2039[4,5,8]	5,710	5,643
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.23% 4/15/2037[4,5,8]	23,495	23,114
BX Commercial Mortgage Trust, Series 2019-XL, Class A, (1-month USD CME Term SOFR + 1.034%) 6.367% 10/15/2036[4,5,8]	1,738	1,734
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.036% 9/15/2034[4,5,8]	43,539	42,533
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.147% 9/15/2036[4,5,8]	43,661	42,534
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.397% 9/15/2036[4,5,8]	1,123	1,087
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.346% 10/15/2036[4,5,8]	73,046	71,328
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.744% 10/15/2036[4,5,8]	23,226	22,500
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.823% 4/15/2037[4,5,8]	24,051	23,900
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 8.171% 4/15/2037[4,5,8]	3,413	3,310
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.117% 6/15/2038[4,5,8]	50,684	49,815
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.297% 11/15/2038[4,5,8]	45,534	44,717
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.322% 2/15/2039[4,5,8]	14,501	14,183
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.783% 8/15/2039[4,5,8]	1,785	1,787
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.521% 3/15/2035[4,5,8]	11,185	11,066
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[4]	12,890	11,623
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[4,5,8]	55,899	54,537
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 6.048% 6/10/2028[4,5,8]	9,877	9,516
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 6/10/2028[4,5,8]	4,900	4,643
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[4,5,8]	20,000	19,958
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[4]	739	726
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[4]	2,395	2,241
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[4]	800	729
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[4]	1,280	1,256
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[4]	15,135	14,550
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[4]	2,231	2,166
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[4,5]	1,000	881
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[4,8]	36,773	36,726
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[4,8]	7,074	7,060
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[4,5,8]	12,887	12,052
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[4,5,8]	5,439	5,421
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[4]	550	503
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.527% 7/15/2038[4,5,8]	17,906	17,772
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.827% 7/15/2038[4,5,8]	13,683	13,532
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.147% 7/15/2038[4,5,8]	10,413	10,272
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.697% 7/15/2038[4,5,8]	4,583	4,517
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[4,8]	27,847	21,292
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.149%) 6.252% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[4,8,9]	2,434	2,423
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 11/10/2048[4]	2,462	2,372
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[4,5,8]	5,265	5,031
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[4]	11,268	10,142
American Balanced Fund — Page 18 of 60

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[4]	USD405	$365
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[4]	19,842	15,965
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[4]	9,914	7,554
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.821% 8/15/2039[4,5]	4,325	4,339
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[4]	12,784	12,651
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[4]	2,520	2,321
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[4]	930	837
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[4,8]	39,275	31,593
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[4,8]	13,012	9,723
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[4,5,8]	11,149	7,910
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[4,8]	12,316	9,485
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[4,5]	8,015	7,418
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[4,5,8]	5,303	5,231
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[4,8]	72,851	62,472
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.248% 4/15/2038[4,5,8]	14,878	14,688
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[4]	8,016	7,846
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[4]	1,496	1,464
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[4]	836	815
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[4]	1,600	1,519
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[4]	972	898
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[4]	2,490	2,296
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[4,8]	21,946	17,161
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.177% 11/15/2038[4,5,8]	25,963	25,501
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.332% 1/15/2039[4,5,8]	54,009	52,659
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[4]	9,337	8,905
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[4]	455	411
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[4]	10,015	9,330
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[4]	5,000	4,891
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[4]	4,008	3,407
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[4]	795	736
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.121% 11/15/2027[4,5,8]	65,442	65,601
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 8/5/2027[4,5,8]	8,656	8,628
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027[4,5,8]	3,712	3,661
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 8/5/2027[4,5,8]	5,353	5,281
		1,384,000
Collateralized mortgage-backed obligations (privately originated) 0.46%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[4,5,8]	5,612	4,413
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[4,8]	582	531
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,8,9]	16,632	15,073
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[4,5,8]	8,374	7,338
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[4,5,8]	3,276	2,907
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[4,5,8]	3,910	3,690
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[4,8]	11,422	9,961
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[4,8,9]	24,589	22,156
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[4,5,8]	2,954	2,830
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[4,5,8]	6,481	6,029
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[4,5,8]	2,803	2,694
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[4,5,8]	4,317	4,262
American Balanced Fund — Page 19 of 60

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 4.305% 12/25/2033[4,5]	USD247	$229
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[4,5,8]	28,043	25,379
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[4,5,8]	791	709
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[4,5,8]	14,371	11,841
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.065% 10/25/2041[4,5,8]	275	274
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.715% 12/25/2042[4,5,8]	33,617	34,213
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.615% 1/25/2043[4,5,8]	23,938	24,276
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.865% 5/25/2043[4,5,8]	75,090	78,697
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.215% 6/25/2043[4,5,8]	17,266	17,337
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.415% 6/25/2043[4,5,8]	45,997	47,240
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.015% 7/25/2043[4,5,8]	19,732	19,747
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 8.015% 7/25/2043[4,5,8]	34,732	34,999
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[4,8]	17,368	15,568
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[4]	74	73
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[4]	202	205
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[4]	686	646
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[4,8]	13,530	13,958
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[4,8]	57,918	60,144
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[4,8]	1,859	1,930
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[4,8]	2,100	2,007
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[4,5,8]	17,417	13,230
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[4,5,8]	16,234	12,331
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[4,5,8]	16,884	12,825
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[4,5,8]	24,095	18,332
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[4,5,8]	18,678	14,187
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.729% 10/25/2027[4,5]	1,940	1,964
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.615% 2/25/2042[4,5,8]	7,273	7,258
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.315% 4/25/2042[4,5,8]	6,989	7,043
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.665% 5/25/2042[4,5,8]	13,523	14,046
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.815% 6/25/2042[4,5,8]	7,690	8,271
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.465% 9/25/2042[4,5,8]	4,106	4,148
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[4,5,8]	33,565	28,370
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[4,8]	15,422	13,505
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[4,5,8]	3,698	2,809
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[4,8,9]	5,898	5,950
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[4,8,9]	9,778	9,635
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[4,5,8]	12,475	12,371
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[4,5,8]	6,113	5,675
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[4,8,9]	11,936	11,070
American Balanced Fund — Page 20 of 60

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.284% 11/25/2055[4,5,8]	USD32,320	$32,133
Mill City Mortgage Trust, Series 15-1, Class M2, 3.763% 6/25/2056[4,5,8]	1,248	1,241
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[4,5,8]	4,949	4,680
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[4,5,8]	629	592
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[4,5,8]	21,498	16,329
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[4,8,9]	6,884	6,846
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[4,5,8]	36,827	30,110
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[4,8]	7,711	6,991
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[4,5,8]	6,462	6,340
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[4,5,8]	4,950	4,849
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[4,5,8]	8,460	7,870
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[4,5,8]	9,394	8,832
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[4,5,8]	2,361	2,239
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,8]	540	469
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[4,8]	18,994	17,459
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[4,8]	2,170	1,937
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[4,8]	11,702	11,272
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,8]	7,964	7,534
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,8]	1,718	1,606
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[4,8,9]	10,169	10,041
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[4,8,9]	2,912	2,873
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[4,8,9]	29,954	29,801
		886,420
Total mortgage-backed obligations		23,865,801
Corporate bonds, notes & loans 8.20% Financials 3.75%
AerCap Ireland Capital DAC 1.15% 10/29/2023	23,000	22,914
AerCap Ireland Capital DAC 1.65% 10/29/2024	65,961	62,769
AerCap Ireland Capital DAC 6.50% 7/15/2025	7,190	7,201
AerCap Ireland Capital DAC 1.75% 1/30/2026	10,369	9,363
AerCap Ireland Capital DAC 2.45% 10/29/2026	43,519	39,001
AerCap Ireland Capital DAC 5.75% 6/6/2028	23,037	22,524
AerCap Ireland Capital DAC 3.00% 10/29/2028	44,776	38,414
AerCap Ireland Capital DAC 3.30% 1/30/2032	29,939	23,811
AerCap Ireland Capital DAC 3.40% 10/29/2033	12,046	9,324
AerCap Ireland Capital DAC 3.85% 10/29/2041	12,217	8,679
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[8,9]	41,000	41,769
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[8,9]	6,825	6,801
Ally Financial, Inc. 8.00% 11/1/2031	3,187	3,221
Ally Financial, Inc. 8.00% 11/1/2031	2,250	2,274
American Express Co. 2.25% 3/4/2025	20,000	19,012
American Express Co. 2.55% 3/4/2027	13,925	12,561
American Express Co. 5.85% 11/5/2027	3,900	3,930
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[9]	15,687	14,007
American International Group, Inc. 2.50% 6/30/2025	7,432	7,014
American International Group, Inc. 5.125% 3/27/2033	14,135	13,164
American International Group, Inc. 4.375% 6/30/2050	3,180	2,470
Arthur J. Gallagher & Co. 3.50% 5/20/2051	280	182
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[8]	4,676	4,681
Banco Santander, SA 2.746% 5/28/2025	9,400	8,855
American Balanced Fund — Page 21 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Banco Santander, SA 5.147% 8/18/2025	USD9,200	$9,010
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[9]	20,600	18,023
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	15,845	13,238
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[9]	10,000	9,837
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[9]	2,713	2,454
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[9]	48,185	47,109
Bank of America Corp. 5.933% 9/15/2027 (USD-SOFR + 1.34% on 9/15/2026)[9]	20,110	19,967
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[9]	22,000	20,780
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[9]	73,394	70,548
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[9]	46,895	47,124
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[9]	36,133	32,426
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[9]	47,655	45,927
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[9]	69,705	58,377
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	4,798	3,648
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[9]	15,837	12,008
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[9]	19,105	15,073
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[9]	17,346	15,409
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[9]	72,541	66,775
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]	105,246	97,991
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[9]	18,746	18,253
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[8,9]	5,000	4,973
Bank of Montreal 5.203% 2/1/2028	5,000	4,883
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[9]	15,000	14,645
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[9]	18,829	18,800
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[9]	21,000	20,023
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[9]	26,526	23,965
Bank of Nova Scotia (The) 5.25% 6/12/2028	20,000	19,489
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[9]	25,000	24,561
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[9]	40,000	39,696
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[8]	7,000	7,016
BNP Paribas SA 4.375% 9/28/2025[8]	5,700	5,488
BNP Paribas SA 4.375% 5/12/2026[8]	6,350	6,081
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[8,9]	13,580	12,166
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[8,9]	2,000	1,772
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[8,9]	115,017	102,528
BNP Paribas SA 1.904% 9/30/2028 (USD-SOFR + 1.609% on 9/30/2027)[8,9]	5,200	4,404
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[8,9]	32,660	26,952
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[8,9]	28,182	22,141
BPCE 5.70% 10/22/2023[8]	13,830	13,817
BPCE 4.625% 7/11/2024[8]	33,950	33,309
BPCE 5.15% 7/21/2024[8]	39,440	38,822
BPCE 1.625% 1/14/2025[8]	24,000	22,716
BPCE 1.00% 1/20/2026[8]	25,000	22,367
BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[8,9]	12,975	11,781
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[8,9]	42,500	42,056
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[8,9]	661	495
BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[8,9]	1,750	1,645
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[8,9]	35,000	35,000
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[8,9]	11,675	11,431
Canadian Imperial Bank of Commerce 5.144% 4/28/2025	10,000	9,872
American Balanced Fund — Page 22 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	USD15,000	$14,974
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[9]	34,875	34,456
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[9]	22,000	21,355
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[9]	21,500	20,413
Charles Schwab Corp. (The) 3.45% 2/13/2026	1,616	1,529
Charles Schwab Corp. (The) 2.45% 3/3/2027	1,420	1,266
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[9]	12,000	11,759
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[9]	15,000	14,600
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	10,606	7,829
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[9]	813	768
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[9]	3,456	3,299
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[9]	48,294	47,813
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[9]	19,351	17,110
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027)[9]	10,649	9,932
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[9]	40,125	36,412
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[9]	766	732
Citigroup, Inc. 4.075% 4/23/2029 (3-month USD CME Term SOFR + 1.454% on 4/23/2028)[9]	30,000	27,625
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	5,370	4,500
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[9]	6,685	5,333
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[9]	2,415	1,838
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[9]	2,686	2,446
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[9]	101,300	101,070
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]	6,900	6,599
CME Group, Inc. 3.75% 6/15/2028	2,230	2,108
Corebridge Financial, Inc. 3.50% 4/4/2025	19,009	18,244
Corebridge Financial, Inc. 3.65% 4/5/2027	43,861	40,637
Corebridge Financial, Inc. 3.85% 4/5/2029	29,794	26,787
Corebridge Financial, Inc. 3.90% 4/5/2032	13,534	11,403
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,230
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,133
Corebridge Global Funding 5.75% 7/2/2026[8]	49,150	48,584
Crédit Agricole SA 4.375% 3/17/2025[8]	5,460	5,278
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[8,9]	17,106	15,908
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[8,9]	13,656	12,203
Credit Suisse AG 3.625% 9/9/2024	7,250	7,059
Credit Suisse AG 7.95% 1/9/2025	41,500	42,250
Credit Suisse AG 7.50% 2/15/2028	20,000	20,931
Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[8,9]	20,000	19,705
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[8,9]	7,000	6,990
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[8,9]	30,000	30,000
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[8,9]	37,800	33,010
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[8,9]	14,225	13,255
Deutsche Bank AG 0.898% 5/28/2024	19,230	18,562
Deutsche Bank AG 3.70% 5/30/2024	36,145	35,489
Deutsche Bank AG 3.70% 5/30/2024	28,800	28,220
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[9]	16,750	16,184
Deutsche Bank AG 4.10% 1/13/2026	21,547	20,442
Deutsche Bank AG 4.10% 1/13/2026	5,139	4,901
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[9]	51,467	46,560
American Balanced Fund — Page 23 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[9]	USD17,696	$17,822
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[9]	82,843	72,173
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[9]	109,842	95,908
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]	80,180	79,746
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[9]	33,540	27,061
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[9]	4,040	3,010
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[9]	6,100	4,672
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[9]	11,363	10,278
Discover Financial Services 6.70% 11/29/2032	2,747	2,657
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[8,9]	41,250	41,126
Fidelity National Information Services, Inc. 3.10% 3/1/2041	2,590	1,719
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[9]	4,290	4,240
Fiserv, Inc. 3.50% 7/1/2029	2,440	2,178
Five Corners Funding Trust III 5.791% 2/15/2033[8]	7,000	6,877
Five Corners Funding Trust IV 5.997% 2/15/2053[8]	7,936	7,537
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[9]	15,000	13,359
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[9]	44,600	39,066
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[9]	121,291	107,133
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[9]	69,541	62,035
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[9]	65,638	60,587
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[9]	52,100	49,329
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[9]	14,541	10,907
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[9]	7,980	6,163
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]	155,546	124,441
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[9]	2,350	2,253
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[9]	3,250	3,212
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[9]	5,850	5,537
HSBC Holdings PLC 5.21% 8/11/2028 (USD-SOFR + 2.61% on 8/11/2027)[9]	13,040	12,560
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[9]	1,384	1,432
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[9]	8,000	7,924
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[9]	538	498
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[9]	17,353	14,312
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[9]	5,940	5,227
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[9]	400	310
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[9]	2,200	1,692
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[9]	39,300	38,440
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	4,410	3,783
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	48,946	40,809
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029	10,965	8,742
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	44,000	41,525
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[9]	45,000	44,823
Intesa Sanpaolo SpA 3.25% 9/23/2024[8]	4,040	3,916
Intesa Sanpaolo SpA 7.00% 11/21/2025[8]	2,550	2,582
Intesa Sanpaolo SpA 3.875% 7/14/2027[8]	70,094	62,894
Intesa Sanpaolo SpA 3.875% 1/12/2028[8]	43,573	38,697
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[8,9]	24,225	24,436
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[8,9]	31,555	28,484
JPMorgan Chase & Co. 3.22% 3/1/2025 (3-month USD CME Term SOFR + 1.417% on 3/1/2024)[9]	1,451	1,432
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[9]	61,442	58,086
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[9]	11,250	11,176
American Balanced Fund — Page 24 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]	USD15,000	$14,561
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[9]	14,417	12,834
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[9]	11,751	10,490
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[9]	57,885	50,731
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[9]	47,568	43,174
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[9]	18,068	17,147
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[9]	39,206	37,803
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[9]	37,100	33,672
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[9]	54,174	45,677
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[9]	6,617	6,441
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[9]	2,100	1,703
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[9]	24,025	18,232
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[9]	64	58
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[9]	27,906	25,687
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[9]	153,233	145,397
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[9]	2,300	2,054
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[8,9]	7,675	7,502
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[8,9]	15,125	14,693
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[9]	5,000	4,904
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[9]	22,400	21,235
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[9]	3,100	2,751
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[9]	35,000	34,696
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[9]	37,368	34,340
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[9]	7,500	7,338
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[9]	21,560	19,163
Macquarie Bank, Ltd. 5.208% 6/15/2026[8]	10,000	9,860
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	2,500	2,477
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	3,750	3,559
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	7,010	5,617
Mastercard, Inc. 4.875% 3/9/2028	15,808	15,700
Mastercard, Inc. 4.85% 3/9/2033	50,000	48,334
Metropolitan Life Global Funding I 5.05% 1/6/2028[8]	7,000	6,852
Metropolitan Life Global Funding I 5.40% 9/12/2028[8]	35,000	34,634
Metropolitan Life Global Funding I 2.95% 4/9/2030[8]	10,000	8,484
Metropolitan Life Global Funding I 5.15% 3/28/2033[8]	7,668	7,270
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[9]	46,000	43,512
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[9]	65,500	58,041
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[9]	34,600	30,525
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[9]	24,000	21,362
American Balanced Fund — Page 25 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[9]	USD23,000	$21,612
Mitsubishi UFJ Financial Group, Inc. 3.195% 7/18/2029	960	834
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[9]	34,000	30,079
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[9]	20,740	19,847
Moody’s Corp. 4.25% 8/8/2032	5,465	4,964
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[9]	9,785	9,534
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[9]	2,053	2,013
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[9]	10,000	8,903
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[9]	79,887	70,612
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[9]	553	493
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[9]	4,653	4,377
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[9]	45,250	45,613
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[9]	65,619	63,216
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[9]	52,058	50,104
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[9]	30,579	29,811
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[9]	2,608	2,134
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[9]	26,999	20,010
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[9]	51,540	38,871
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[9]	2,126	1,627
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[9]	277	218
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[9]	7,650	7,698
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[9]	60,638	56,339
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]	1,419	1,339
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[9]	8,669	7,729
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[9]	1,854	1,278
Morgan Stanley Bank, N.A. 5.479% 7/16/2025	14,900	14,850
MSCI, Inc. 3.25% 8/15/2033[8]	26,400	20,356
Nasdaq, Inc. 5.35% 6/28/2028	13,015	12,785
Nasdaq, Inc. 5.55% 2/15/2034	23,601	22,539
Nasdaq, Inc. 5.95% 8/15/2053	44,946	42,018
Nasdaq, Inc. 6.10% 6/28/2063	2,113	1,967
National Australia Bank, Ltd. 1.887% 1/12/2027[8]	3,750	3,344
National Australia Bank, Ltd. 4.90% 6/13/2028	12,000	11,663
National Australia Bank, Ltd. 6.429% 1/12/2033[8]	650	638
National Securities Clearing Corp. 5.10% 11/21/2027[8]	6,000	5,908
NatWest Group PLC 7.472% 11/10/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.85% on 11/10/2025)[9]	5,000	5,102
NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028)[9]	25,000	24,269
New York Life Global Funding 2.35% 7/14/2026[8]	2,970	2,722
New York Life Global Funding 4.90% 6/13/2028[8]	20,000	19,462
New York Life Global Funding 4.55% 1/28/2033[8]	5,893	5,409
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[8]	20,000	19,494
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[9]	15,000	14,506
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[9]	54,411	52,811
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[9]	24,882	24,164
Power Finance Corp., Ltd. 5.25% 8/10/2028	3,067	2,962
Power Finance Corp., Ltd. 6.15% 12/6/2028	2,760	2,765
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,334	3,063
Power Finance Corp., Ltd. 3.95% 4/23/2030	7,295	6,350
Prudential Financial, Inc. 4.35% 2/25/2050	7,760	6,043
American Balanced Fund — Page 26 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 3.70% 3/13/2051	USD945	$658
Royal Bank of Canada 4.95% 4/25/2025	10,000	9,857
Royal Bank of Canada 1.15% 6/10/2025	4,420	4,089
Royal Bank of Canada 4.90% 1/12/2028	5,000	4,860
Royal Bank of Canada 5.20% 8/1/2028	30,000	29,213
Santander Holdings USA, Inc. 3.50% 6/7/2024	41,605	40,743
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[9]	13,975	12,142
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[9]	30,754	30,014
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[9]	3,523	3,439
SMBC Aviation Capital Finance DAC 5.70% 7/25/2033[8]	26,118	24,264
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[9]	990	992
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[9]	14,240	12,445
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[9]	18,277	16,678
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[9]	22,307	20,762
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026	10,000	8,799
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	8,800	7,832
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	52,000	51,675
Sumitomo Mitsui Financial Group, Inc. 5.852% 7/13/2030	40,000	39,493
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[8]	35,000	34,821
Svenska Handelsbanken AB 5.50% 6/15/2028[8]	10,000	9,717
Swedbank AB 6.136% 9/12/2026[8]	45,800	45,639
Synchrony Bank 5.40% 8/22/2025	21,000	20,248
Synchrony Bank 5.625% 8/23/2027	21,000	19,614
Synchrony Financial 4.375% 3/19/2024[2]	11,550	11,410
Synchrony Financial 4.25% 8/15/2024[2]	12,369	12,083
Toronto-Dominion Bank (The) 2.65% 6/12/2024	7,113	6,952
Toronto-Dominion Bank (The) 1.25% 9/10/2026	19,849	17,492
Toronto-Dominion Bank (The) 1.95% 1/12/2027	10,000	8,914
Toronto-Dominion Bank (The) 5.156% 1/10/2028	4,872	4,758
Toronto-Dominion Bank (The) 5.523% 7/17/2028	15,000	14,814
Toronto-Dominion Bank (The) 2.45% 1/12/2032	2,032	1,576
Travelers Companies, Inc. 4.00% 5/30/2047	3,380	2,611
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[9]	21,000	19,720
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[9]	22,775	20,375
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[9]	18,994	17,891
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[9]	21,000	19,735
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[9]	7,500	7,022
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[9]	54,500	53,079
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[9]	25,094	22,111
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[9]	13,493	12,736
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[8,9]	5,000	4,914
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[8,9]	12,081	11,632
UBS Group AG 4.125% 9/24/2025[8]	4,030	3,865
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[8,9]	42,692	39,722
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[8,9]	5,000	4,938
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[8,9]	26,350	23,422
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[8,9]	53,787	47,833
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[8,9]	39,750	34,710
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[8,9]	30,872	29,182
American Balanced Fund — Page 27 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[8,9]	USD20,202	$20,193
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,9,10]	11,299	10,241
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[8,9]	11,980	11,860
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[8,9,10]	10,200	8,581
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[8,9]	70,829	61,883
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[8,9]	11,792	8,732
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[8,9]	154,862	122,411
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[8,9]	27,844	21,066
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[8,9]	6,000	5,934
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[8,9]	38,636	44,648
UniCredit SpA 4.625% 4/12/2027[8]	5,540	5,238
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[8,9]	29,627	26,981
Unum Group 3.875% 11/5/2025	5,045	4,826
Vigorous Champion International, Ltd. 4.25% 5/28/2029	3,162	2,762
Visa, Inc. 3.15% 12/14/2025	6,000	5,729
Visa, Inc. 2.05% 4/15/2030	7,390	6,106
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[9]	5,001	4,794
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[9]	624	601
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[9]	127,191	116,873
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[9]	10,732	9,415
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]	20,318	19,393
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[9]	33,000	32,208
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[9]	3,708	3,357
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[9]	225,135	210,566
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[9]	10,000	9,474
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[9]	11,968	9,381
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[9]	3,750	3,537
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[9]	3,750	3,241
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[9]	28,300	21,224
Westpac Banking Corp. 2.963% 11/16/2040	9,686	5,903
		7,298,953
Consumer discretionary 0.80%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	6,132	4,788
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	9,049	7,846
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	8,521	6,561
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	14,036	8,424
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	11,021	6,261
Amazon.com, Inc. 1.20% 6/3/2027	6,250	5,432
Amazon.com, Inc. 4.55% 12/1/2027	5,000	4,899
Amazon.com, Inc. 2.70% 6/3/2060	2,770	1,570
American Honda Finance Corp. 3.50% 2/15/2028	2,500	2,317
Board of Trustees of The Leland Stanford Junior University 1.289% 6/1/2027	4,000	3,503
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[8]	2,660	2,634
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[8]	714	679
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[8]	12,792	12,680
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[8]	8,050	7,774
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[8]	9,360	9,240
American Balanced Fund — Page 28 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[8]	USD22,985	$20,547
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[8]	15,255	14,275
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[8]	2,169	2,116
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[8]	10,881	9,249
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[8]	15,758	12,302
Ford Motor Co. 3.25% 2/12/2032	10,885	8,399
Ford Motor Co. 6.10% 8/19/2032	12,930	12,192
Ford Motor Credit Co., LLC 6.95% 3/6/2026	16,485	16,473
Ford Motor Credit Co., LLC 6.95% 6/10/2026	18,065	18,062
Ford Motor Credit Co., LLC 4.271% 1/9/2027	3,095	2,862
Ford Motor Credit Co., LLC 4.95% 5/28/2027	9,370	8,806
Ford Motor Credit Co., LLC 4.125% 8/17/2027	7,220	6,582
Ford Motor Credit Co., LLC 3.815% 11/2/2027	6,334	5,647
Ford Motor Credit Co., LLC 7.35% 11/4/2027	16,971	17,347
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,340	1,143
Ford Motor Credit Co., LLC 6.80% 5/12/2028	31,950	31,939
Ford Motor Credit Co., LLC 2.90% 2/10/2029	6,520	5,358
Ford Motor Credit Co., LLC 5.113% 5/3/2029	36,890	33,806
Ford Motor Credit Co., LLC 7.35% 3/6/2030	8,600	8,719
Ford Motor Credit Co., LLC 7.20% 6/10/2030	48,259	48,559
Ford Motor Credit Co., LLC 3.625% 6/17/2031	10,260	8,301
General Motors Co. 6.125% 10/1/2025	9,659	9,653
General Motors Co. 6.80% 10/1/2027	24,419	24,931
General Motors Co. 5.40% 10/15/2029	17,039	16,251
General Motors Co. 5.60% 10/15/2032	17,719	16,558
General Motors Financial Co., Inc. 3.80% 4/7/2025	6,908	6,661
General Motors Financial Co., Inc. 2.75% 6/20/2025	7,796	7,343
General Motors Financial Co., Inc. 1.25% 1/8/2026	387	346
General Motors Financial Co., Inc. 5.40% 4/6/2026	38,250	37,468
General Motors Financial Co., Inc. 4.00% 10/6/2026	242	227
General Motors Financial Co., Inc. 2.35% 2/26/2027	1,315	1,160
General Motors Financial Co., Inc. 2.70% 8/20/2027	46,765	41,055
General Motors Financial Co., Inc. 2.40% 4/10/2028	22,789	19,403
General Motors Financial Co., Inc. 5.80% 6/23/2028	19,000	18,572
General Motors Financial Co., Inc. 2.40% 10/15/2028	48,645	40,358
General Motors Financial Co., Inc. 4.30% 4/6/2029	15,525	13,936
General Motors Financial Co., Inc. 3.60% 6/21/2030	5,785	4,846
General Motors Financial Co., Inc. 2.35% 1/8/2031	36,582	27,696
General Motors Financial Co., Inc. 2.70% 6/10/2031	30,909	23,680
General Motors Financial Co., Inc. 6.40% 1/9/2033	155,691	152,182
Home Depot, Inc. 1.50% 9/15/2028	8,750	7,358
Home Depot, Inc. 2.95% 6/15/2029	2,390	2,131
Home Depot, Inc. 1.875% 9/15/2031	10,000	7,769
Hyundai Capital America 0.875% 6/14/2024[8]	21,810	21,037
Hyundai Capital America 3.40% 6/20/2024[8]	36,500	35,819
Hyundai Capital America 1.00% 9/17/2024[8]	83,751	79,809
Hyundai Capital America 2.65% 2/10/2025[8]	51,765	49,465
Hyundai Capital America 5.875% 4/7/2025[8]	9,000	8,972
Hyundai Capital America 1.80% 10/15/2025[8]	3,275	3,013
Hyundai Capital America 1.30% 1/8/2026[8]	23,790	21,431
Hyundai Capital America 1.50% 6/15/2026[8]	28,381	25,221
Hyundai Capital America 1.65% 9/17/2026[8]	55,945	49,397
Hyundai Capital America 3.00% 2/10/2027[8]	33,995	30,820
Hyundai Capital America 2.375% 10/15/2027[8]	21,667	18,773
American Balanced Fund — Page 29 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 1.80% 1/10/2028[8]	USD16,556	$13,882
Hyundai Capital America 2.00% 6/15/2028[8]	16,090	13,379
Hyundai Capital America 5.68% 6/26/2028[8]	16,847	16,481
Hyundai Capital America 2.10% 9/15/2028[8]	20,485	17,013
Hyundai Capital America 6.10% 9/21/2028[8]	16,000	15,892
Hyundai Capital America 5.80% 4/1/2030[8]	16,319	15,888
Hyundai Capital America 5.70% 6/26/2030[8]	10,104	9,727
Hyundai Capital America 6.20% 9/21/2030[8]	16,000	15,769
Hyundai Capital Services, Inc. 2.125% 4/24/2025[8]	6,975	6,567
Hyundai Capital Services, Inc. 1.25% 2/8/2026[8]	9,245	8,298
KIA Corp. 2.375% 2/14/2025[8]	11,138	10,628
Marriott International, Inc. 4.90% 4/15/2029	5,784	5,518
Marriott International, Inc. 2.75% 10/15/2033	8,028	6,062
McDonald’s Corp. 4.60% 9/9/2032	716	674
McDonald’s Corp. 4.95% 8/14/2033	559	533
Mercedes-Benz Finance North America, LLC 3.65% 2/22/2024[8]	796	789
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[8]	5,887	5,856
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[8]	3,880	3,910
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[8]	19,400	19,409
Sands China, Ltd. 2.55% 3/8/2027	8,630	7,493
Stellantis Finance US, Inc. 1.711% 1/29/2027[8]	37,275	32,448
Stellantis Finance US, Inc. 5.625% 1/12/2028[8]	7,500	7,426
Stellantis Finance US, Inc. 2.691% 9/15/2031[8]	23,849	18,401
Stellantis Finance US, Inc. 6.375% 9/12/2032[8]	23,486	23,140
Toyota Motor Credit Corp. 0.80% 1/9/2026	11,861	10,705
Toyota Motor Credit Corp. 1.90% 1/13/2027	7,500	6,728
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[8]	490	474
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[8]	10,544	10,109
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[8]	9,250	9,022
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[8]	20,301	18,437
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[8]	17,070	14,562
		1,545,853
Utilities 0.69%
AEP Transmission Co., LLC 3.65% 4/1/2050	2,925	2,081
American Electric Power Co., Inc. 1.00% 11/1/2025	2,200	1,994
Baltimore Gas and Electric Co. 4.55% 6/1/2052	4,325	3,483
Berkshire Hathaway Energy Co. 2.85% 5/15/2051	2,380	1,375
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	5,000	3,912
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[8]	4,363	3,957
Comision Federal de Electricidad 4.688% 5/15/2029[8]	38,215	34,448
Consumers Energy Co. 3.10% 8/15/2050	7,500	4,854
Duke Energy Carolinas, LLC 3.95% 11/15/2028	4,325	4,062
Duke Energy Carolinas, LLC 4.95% 1/15/2033	9,756	9,279
Duke Energy Corp. 0.90% 9/15/2025	4,575	4,164
Duke Energy Corp. 5.75% 9/15/2033	14,714	14,461
Duke Energy Corp. 3.50% 6/15/2051	399	259
Duke Energy Progress, LLC 3.70% 10/15/2046	2,250	1,569
Duke Energy Progress, LLC 2.50% 8/15/2050	1,026	563
Duke Energy Progress, LLC 2.90% 8/15/2051	449	266
Edison International 3.55% 11/15/2024	34,501	33,539
Edison International 4.95% 4/15/2025	750	735
Edison International 5.75% 6/15/2027	14,328	14,205
Edison International 4.125% 3/15/2028	21,895	20,184
American Balanced Fund — Page 30 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 5.25% 11/15/2028	USD15,800	$15,213
Edison International 6.95% 11/15/2029	3,650	3,768
Electricité de France SA 5.70% 5/23/2028[8]	2,350	2,329
Electricité de France SA 6.25% 5/23/2033[8]	6,800	6,814
Electricité de France SA 4.75% 10/13/2035[8]	9,800	8,509
Electricité de France SA 4.875% 9/21/2038[8]	6,325	5,152
Electricité de France SA 5.60% 1/27/2040	1,325	1,189
Electricité de France SA 6.90% 5/23/2053[8]	3,125	3,107
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[8,9]	8,950	9,346
Emera US Finance, LP 0.833% 6/15/2024	4,800	4,612
Emera US Finance, LP 3.55% 6/15/2026	4,430	4,164
Emera US Finance, LP 2.639% 6/15/2031	6,400	4,956
Enel Américas SA 4.00% 10/25/2026	4,330	4,030
Entergy Corp. 3.75% 6/15/2050	4,387	2,913
Eversource Energy 3.15% 1/15/2025	4,580	4,431
FirstEnergy Transmission, LLC 2.866% 9/15/2028[8]	21,285	18,481
Florida Power & Light Co. 5.05% 4/1/2028	23,875	23,587
Florida Power & Light Co. 5.10% 4/1/2033	20,716	20,062
Georgia Power Co. 4.65% 5/16/2028	32,500	31,378
Georgia Power Co. 4.95% 5/17/2033	22,825	21,417
Georgia Power Co. 3.70% 1/30/2050	1,000	703
Jersey Central Power & Light Co. 4.30% 1/15/2026[8]	1,458	1,406
Jersey Central Power & Light Co. 2.75% 3/1/2032[8]	3,000	2,352
MidAmerican Energy Co. 5.35% 1/15/2034	3,075	3,036
MidAmerican Energy Co. 5.85% 9/15/2054	7,800	7,699
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[8]	3,900	3,633
Monongahela Power Co. 3.55% 5/15/2027[8]	6,225	5,765
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	4,150	4,158
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	2,563	2,271
Northern States Power Co. 5.10% 5/15/2053	2,650	2,377
NSTAR Electric Co. 2.70% 6/1/2026	4,085	3,799
Pacific Gas and Electric Co. 3.85% 11/15/2023	6,838	6,819
Pacific Gas and Electric Co. 3.15% 1/1/2026	154,125	143,411
Pacific Gas and Electric Co. 2.95% 3/1/2026	41,014	37,809
Pacific Gas and Electric Co. 3.30% 3/15/2027	5,041	4,556
Pacific Gas and Electric Co. 2.10% 8/1/2027	4,717	4,036
Pacific Gas and Electric Co. 3.30% 12/1/2027	67,641	59,812
Pacific Gas and Electric Co. 3.00% 6/15/2028	25,047	21,510
Pacific Gas and Electric Co. 3.75% 7/1/2028	31,447	27,932
Pacific Gas and Electric Co. 4.65% 8/1/2028	10,305	9,462
Pacific Gas and Electric Co. 6.10% 1/15/2029	20,771	20,304
Pacific Gas and Electric Co. 4.55% 7/1/2030	128,392	113,562
Pacific Gas and Electric Co. 2.50% 2/1/2031	79,943	60,877
Pacific Gas and Electric Co. 3.25% 6/1/2031	15,858	12,617
Pacific Gas and Electric Co. 6.15% 1/15/2033	15,243	14,474
Pacific Gas and Electric Co. 6.40% 6/15/2033	25,081	24,200
Pacific Gas and Electric Co. 3.30% 8/1/2040	13,756	8,824
Pacific Gas and Electric Co. 3.75% 8/15/2042	37,848	24,334
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,312	9,133
Pacific Gas and Electric Co. 6.75% 1/15/2053	5,325	4,998
Pennsylvania Electric Co. 3.25% 3/15/2028[8]	3,000	2,695
Public Service Company of Colorado 5.25% 4/1/2053	3,875	3,382
Public Service Electric and Gas Co. 3.05% 11/15/2024	3,360	3,258
American Balanced Fund — Page 31 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Electric and Gas Co. 3.60% 12/1/2047	USD6,175	$4,439
Public Service Electric and Gas Co. 3.85% 5/1/2049	4,290	3,185
Public Service Electric and Gas Co. 2.05% 8/1/2050	5,049	2,586
Public Service Enterprise Group, Inc. 5.85% 11/15/2027	3,000	3,020
San Diego Gas & Electric Co. 1.70% 10/1/2030	9,175	7,092
Southern California Edison Co. 0.975% 8/1/2024	139	133
Southern California Edison Co. 4.70% 6/1/2027	5,625	5,461
Southern California Edison Co. 5.85% 11/1/2027	6,946	6,988
Southern California Edison Co. 5.30% 3/1/2028	24,315	24,018
Southern California Edison Co. 4.20% 3/1/2029	34,158	31,836
Southern California Edison Co. 2.85% 8/1/2029	9,970	8,614
Southern California Edison Co. 2.25% 6/1/2030	600	482
Southern California Edison Co. 2.75% 2/1/2032	29,525	23,634
Southern California Edison Co. 6.00% 1/15/2034	1,726	1,717
Southern California Edison Co. 5.75% 4/1/2035	10,554	10,301
Southern California Edison Co. 5.35% 7/15/2035	26,304	25,061
Southern California Edison Co. 5.625% 2/1/2036	22,665	21,344
Southern California Edison Co. 5.55% 1/15/2037	11,694	10,933
Southern California Edison Co. 5.95% 2/1/2038	11,219	10,929
Southern California Edison Co. 4.50% 9/1/2040	47,813	39,079
Southern California Edison Co. 3.60% 2/1/2045	11,900	8,159
Southern California Edison Co. 4.00% 4/1/2047	12,011	8,704
Southern California Edison Co. 4.125% 3/1/2048	2,523	1,873
Southern California Edison Co. 3.65% 2/1/2050	753	510
Southern California Edison Co. 2.95% 2/1/2051	46	27
Southern California Edison Co. 3.45% 2/1/2052	3,852	2,462
Southern California Edison Co. 5.875% 12/1/2053	1,625	1,531
Southern Co. (The) 5.70% 3/15/2034	10,575	10,368
Southwestern Electric Power Co. 1.65% 3/15/2026	13,055	11,836
Southwestern Electric Power Co. 3.25% 11/1/2051	390	235
Virginia Electric & Power 2.40% 3/30/2032	5,700	4,449
Virginia Electric & Power 2.45% 12/15/2050	4,500	2,418
WEC Energy Group, Inc. 5.60% 9/12/2026	11,125	11,127
WEC Energy Group, Inc. 4.75% 1/15/2028	5,000	4,838
WEC Energy Group, Inc. 2.20% 12/15/2028	7,200	6,109
Xcel Energy, Inc. 3.35% 12/1/2026	2,560	2,388
Xcel Energy, Inc. 1.75% 3/15/2027	2,930	2,581
Xcel Energy, Inc. 2.35% 11/15/2031	19,400	14,832
		1,345,351
Industrials 0.64%
Air Lease Corp. 0.80% 8/18/2024	38,325	36,554
Air Lease Corp. 2.875% 1/15/2026	37,797	35,209
Air Lease Corp. 2.20% 1/15/2027	28,758	25,486
Air Lease Corp. 5.30% 2/1/2028	24,441	23,629
Air Lease Corp. 2.10% 9/1/2028	27,525	22,879
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[8]	43,930	43,012
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[8]	38,712	34,700
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[8]	19,739	18,561
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[8]	7,792	7,320
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[8]	25,464	22,700
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[8]	7,587	6,410
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[8]	16,723	14,186
Boeing Co. 1.95% 2/1/2024	9,325	9,197
American Balanced Fund — Page 32 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. 4.875% 5/1/2025	USD86,987	$85,506
Boeing Co. 2.75% 2/1/2026	94,938	88,716
Boeing Co. 2.196% 2/4/2026	93,775	86,124
Boeing Co. 3.10% 5/1/2026	7,224	6,749
Boeing Co. 5.04% 5/1/2027	58,867	57,500
Boeing Co. 3.25% 2/1/2028	77,058	69,545
Boeing Co. 3.25% 3/1/2028	22,113	19,889
Boeing Co. 5.15% 5/1/2030	97,993	93,663
Boeing Co. 3.625% 2/1/2031	2,170	1,876
Boeing Co. 3.60% 5/1/2034	3,180	2,574
Boeing Co. 3.25% 2/1/2035	2,744	2,112
Boeing Co. 3.50% 3/1/2039	821	587
Boeing Co. 5.705% 5/1/2040	23,774	21,951
Boeing Co. 3.90% 5/1/2049	7,056	4,929
Boeing Co. 3.75% 2/1/2050	4,725	3,215
Boeing Co. 5.805% 5/1/2050	87,312	79,137
Canadian Pacific Railway Co. 1.75% 12/2/2026	4,071	3,635
Canadian Pacific Railway Co. 3.10% 12/2/2051	4,483	2,808
Carrier Global Corp. 2.242% 2/15/2025	694	660
Carrier Global Corp. 2.493% 2/15/2027	555	500
Carrier Global Corp. 3.377% 4/5/2040	2,500	1,789
CSX Corp. 3.80% 3/1/2028	3,590	3,375
CSX Corp. 4.25% 3/15/2029	3,650	3,460
CSX Corp. 4.50% 11/15/2052	16,556	13,495
Emerson Electric Co. 1.80% 10/15/2027	1,480	1,296
Honeywell International, Inc. 2.30% 8/15/2024	6,660	6,477
L3Harris Technologies, Inc. 5.40% 7/31/2033	17,732	17,052
L3Harris Technologies, Inc. 5.60% 7/31/2053	15,438	14,450
Lockheed Martin Corp. 4.45% 5/15/2028	14,154	13,708
Lockheed Martin Corp. 5.25% 1/15/2033	22,000	21,748
Lockheed Martin Corp. 4.75% 2/15/2034	37,750	35,757
Masco Corp. 1.50% 2/15/2028	6,884	5,779
Masco Corp. 2.00% 2/15/2031	6,626	5,083
Masco Corp. 3.125% 2/15/2051	2,059	1,200
Mexico City Airport Trust 3.875% 4/30/2028[8]	920	833
Mexico City Airport Trust 5.50% 10/31/2046	1,290	983
Mexico City Airport Trust 5.50% 7/31/2047	17,195	13,093
Mexico City Airport Trust 5.50% 7/31/2047[8]	5,367	4,087
Norfolk Southern Corp. 4.45% 3/1/2033	3,271	2,989
Norfolk Southern Corp. 3.05% 5/15/2050	4,487	2,790
Norfolk Southern Corp. 4.55% 6/1/2053	17,352	14,025
Norfolk Southern Corp. 5.35% 8/1/2054	16,224	14,838
Northrop Grumman Corp. 2.93% 1/15/2025	7,120	6,868
RTX Corp. 5.00% 2/27/2026	3,896	3,850
RTX Corp. 4.125% 11/16/2028	570	532
RTX Corp. 1.90% 9/1/2031	2,015	1,526
RTX Corp. 5.15% 2/27/2033	13,347	12,646
RTX Corp. 5.375% 2/27/2053	5,079	4,602
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[8]	10,165	9,181
Siemens Financieringsmaatschappij NV 1.70% 3/11/2028[8]	9,060	7,743
Triton Container International, Ltd. 1.15% 6/7/2024[8]	10,482	10,089
Triton Container International, Ltd. 3.15% 6/15/2031[8]	19,690	14,866
Union Pacific Corp. 3.75% 7/15/2025	3,080	2,985
Union Pacific Corp. 2.891% 4/6/2036	7,792	5,909
American Balanced Fund — Page 33 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 3.839% 3/20/2060	USD3,510	$2,468
Union Pacific Corp. 3.799% 4/6/2071	3,510	2,374
Veralto Corp. 5.35% 9/18/2028[8]	35,000	34,621
		1,250,086
Communication services 0.61%
AT&T, Inc. 2.30% 6/1/2027	3,530	3,127
AT&T, Inc. 4.35% 3/1/2029	5,000	4,654
AT&T, Inc. 2.25% 2/1/2032	4,055	3,053
AT&T, Inc. 5.40% 2/15/2034	35,381	33,128
AT&T, Inc. 3.50% 9/15/2053	10,178	6,294
Charter Communications Operating, LLC 4.908% 7/23/2025	2,500	2,444
Charter Communications Operating, LLC 2.25% 1/15/2029	15,468	12,622
Charter Communications Operating, LLC 4.40% 4/1/2033	12,445	10,591
Charter Communications Operating, LLC 3.90% 6/1/2052	3,750	2,245
Charter Communications Operating, LLC 5.25% 4/1/2053	18,500	13,844
Comcast Corp. 1.95% 1/15/2031	10,000	7,822
Comcast Corp. 4.80% 5/15/2033	10,000	9,385
Comcast Corp. 2.80% 1/15/2051	250	147
Comcast Corp. 2.887% 11/1/2051	7,500	4,424
Comcast Corp. 5.35% 5/15/2053	9,116	8,319
Comcast Corp. 2.937% 11/1/2056	3,395	1,931
Meta Platforms, Inc. 3.85% 8/15/2032	21,560	19,139
Netflix, Inc. 3.625% 6/15/2025[8]	3,564	3,442
Netflix, Inc. 4.875% 4/15/2028	79,315	76,935
Netflix, Inc. 5.875% 11/15/2028	199,121	200,746
Netflix, Inc. 6.375% 5/15/2029	24,079	24,888
Netflix, Inc. 5.375% 11/15/2029[8]	106,638	104,185
Netflix, Inc. 4.875% 6/15/2030[8]	71,104	67,408
SBA Tower Trust 1.631% 11/15/2026[8]	99,657	86,299
Take-Two Interactive Software, Inc. 3.30% 3/28/2024	822	811
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	12,570	10,971
Tencent Holdings, Ltd. 2.39% 6/3/2030	29,420	23,622
Tencent Holdings, Ltd. 3.68% 4/22/2041	7,143	4,944
Tencent Holdings, Ltd. 3.84% 4/22/2051	26,193	16,741
T-Mobile USA, Inc. 3.50% 4/15/2025	4,090	3,948
T-Mobile USA, Inc. 1.50% 2/15/2026	3,750	3,401
T-Mobile USA, Inc. 2.25% 2/15/2026	17,459	16,088
T-Mobile USA, Inc. 2.625% 4/15/2026	49,883	46,178
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,674
T-Mobile USA, Inc. 2.05% 2/15/2028	2,390	2,056
T-Mobile USA, Inc. 4.95% 3/15/2028	9,232	8,963
T-Mobile USA, Inc. 4.80% 7/15/2028	19,250	18,510
T-Mobile USA, Inc. 2.625% 2/15/2029	22,847	19,378
T-Mobile USA, Inc. 2.40% 3/15/2029	8,271	6,967
T-Mobile USA, Inc. 2.55% 2/15/2031	5,044	4,015
T-Mobile USA, Inc. 2.875% 2/15/2031	30,841	25,033
T-Mobile USA, Inc. 2.70% 3/15/2032	19,138	14,978
T-Mobile USA, Inc. 5.05% 7/15/2033	19,000	17,635
T-Mobile USA, Inc. 3.40% 10/15/2052	1,653	1,033
T-Mobile USA, Inc. 5.75% 1/15/2054	9,500	8,763
T-Mobile USA, Inc. 6.00% 6/15/2054	18,288	17,444
Verizon Communications, Inc. 2.55% 3/21/2031	1,933	1,540
Verizon Communications, Inc. 2.355% 3/15/2032	13,908	10,615
American Balanced Fund — Page 34 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 5.05% 5/9/2033	USD17,462	$16,324
Verizon Communications, Inc. 2.875% 11/20/2050	7,917	4,581
WarnerMedia Holdings, Inc. 3.428% 3/15/2024	11,749	11,601
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	16,901	16,306
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	79,726	73,639
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	50,888	45,364
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	4,384	3,724
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	26,505	19,710
WarnerMedia Holdings, Inc. 5.391% 3/15/2062	434	321
		1,186,950
Energy 0.57%
Baker Hughes Holdings, LLC 4.486% 5/1/2030	6,120	5,742
Canadian Natural Resources, Ltd. 3.80% 4/15/2024	24	24
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	4,810	4,491
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	35,021	32,668
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	971	804
Cenovus Energy, Inc. 5.375% 7/15/2025	18,304	18,114
Cenovus Energy, Inc. 4.25% 4/15/2027	55,736	52,972
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[8]	16,970	16,609
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[8]	27,000	26,668
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[8]	14,130	13,800
ConocoPhillips Co. 3.80% 3/15/2052	10,000	7,263
ConocoPhillips Co. 5.30% 5/15/2053	5,072	4,665
ConocoPhillips Co. 5.55% 3/15/2054	7,658	7,284
Diamondback Energy, Inc. 4.25% 3/15/2052	7,894	5,614
Diamondback Energy, Inc. 6.25% 3/15/2053	25,000	23,874
Enbridge Energy Partners, LP 7.375% 10/15/2045	6,203	6,637
Energy Transfer, LP 4.50% 4/15/2024	4,198	4,163
Energy Transfer, LP 5.00% 5/15/2050	1,895	1,489
Enterprise Products Operating, LLC 3.90% 2/15/2024	4,140	4,109
Enterprise Products Operating, LLC 5.05% 1/10/2026	14,075	13,927
Enterprise Products Operating, LLC 5.35% 1/31/2033	46,202	45,206
Equinor ASA 3.25% 11/10/2024	1,690	1,648
Equinor ASA 1.75% 1/22/2026	9,289	8,577
Equinor ASA 3.625% 9/10/2028	13,155	12,280
Equinor ASA 4.25% 11/23/2041	5,400	4,513
Exxon Mobil Corp. 2.019% 8/16/2024	7,090	6,887
Exxon Mobil Corp. 3.452% 4/15/2051	7,500	5,254
Halliburton Co. 3.80% 11/15/2025	107	103
Kinder Morgan, Inc. 5.20% 6/1/2033	64,427	59,630
Kinder Morgan, Inc. 5.45% 8/1/2052	6,191	5,269
MPLX, LP 4.875% 6/1/2025	5,000	4,906
MPLX, LP 4.125% 3/1/2027	5,880	5,566
MPLX, LP 4.50% 4/15/2038	3,130	2,539
MPLX, LP 4.70% 4/15/2048	6,466	4,908
Occidental Petroleum Corp. 6.60% 3/15/2046	55,240	54,344
ONEOK, Inc. 5.85% 1/15/2026	1,262	1,263
ONEOK, Inc. 5.55% 11/1/2026	8,443	8,390
ONEOK, Inc. 5.65% 11/1/2028	33,603	33,180
ONEOK, Inc. 5.80% 11/1/2030	5,344	5,235
ONEOK, Inc. 6.05% 9/1/2033	39,747	39,072
ONEOK, Inc. 6.625% 9/1/2053	43,187	42,340
Petroleos Mexicanos 4.875% 1/18/2024	815	809
American Balanced Fund — Page 35 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.875% 10/16/2025	USD31,230	$29,940
Petroleos Mexicanos 6.875% 8/4/2026	154,248	142,322
Petroleos Mexicanos 6.49% 1/23/2027	23,253	20,651
Petroleos Mexicanos 6.50% 3/13/2027	135,034	119,169
Petroleos Mexicanos 5.35% 2/12/2028	22,305	18,165
Petroleos Mexicanos 6.50% 1/23/2029	2,738	2,225
Petroleos Mexicanos 8.75% 6/2/2029	61,921	54,931
Petroleos Mexicanos 5.95% 1/28/2031	8,460	6,064
Petroleos Mexicanos 6.70% 2/16/2032	64,852	48,200
Petroleos Mexicanos 6.75% 9/21/2047	213	126
Pioneer Natural Resources Co. 2.15% 1/15/2031	14,392	11,366
Plains All American Pipeline, LP 3.80% 9/15/2030	3,403	2,925
Qatar Energy 2.25% 7/12/2031[8]	8,700	6,989
Qatar Energy 3.125% 7/12/2041[8]	13,781	9,551
Qatar Energy 3.30% 7/12/2051[8]	6,796	4,425
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	6,894	6,881
TotalEnergies Capital International SA 3.127% 5/29/2050	10,000	6,527
TransCanada Pipelines, Ltd. 4.875% 5/15/2048	1,500	1,210
TransCanada Trust, junior subordinated, 5.625% 5/20/2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[9,10]	6,410	5,949
Williams Companies, Inc. 6.30% 4/15/2040	2,669	2,617
Woodside Finance, Ltd. 3.65% 3/5/2025[8]	3,100	2,991
		1,106,060
Health care 0.46%
AbbVie, Inc. 2.95% 11/21/2026	2,310	2,145
Amgen, Inc. 5.507% 3/2/2026	418	416
Amgen, Inc. 5.15% 3/2/2028	3,249	3,197
Amgen, Inc. 3.00% 2/22/2029	400	356
Amgen, Inc. 4.05% 8/18/2029	10,450	9,705
Amgen, Inc. 5.25% 3/2/2030	11,352	11,095
Amgen, Inc. 4.20% 3/1/2033	10,415	9,267
Amgen, Inc. 5.25% 3/2/2033	27,434	26,238
Amgen, Inc. 5.60% 3/2/2043	17,500	16,280
Amgen, Inc. 4.875% 3/1/2053	8,255	6,874
Amgen, Inc. 5.65% 3/2/2053	25,011	23,426
Amgen, Inc. 4.40% 2/22/2062	4,544	3,370
Amgen, Inc. 5.75% 3/2/2063	30,883	28,515
AstraZeneca Finance, LLC 1.20% 5/28/2026	10,579	9,508
AstraZeneca Finance, LLC 4.875% 3/3/2028	40,000	39,316
AstraZeneca Finance, LLC 1.75% 5/28/2028	7,483	6,410
AstraZeneca Finance, LLC 2.25% 5/28/2031	3,337	2,691
AstraZeneca PLC 3.375% 11/16/2025	5,000	4,799
Banner Health 1.897% 1/1/2031	5,000	3,902
Banner Health 2.913% 1/1/2051	6,005	3,632
Baxter International, Inc. 1.322% 11/29/2024	34,825	32,979
Baxter International, Inc. 1.915% 2/1/2027	23,217	20,486
Baxter International, Inc. 2.272% 12/1/2028	10,377	8,756
Bayer US Finance II, LLC 3.875% 12/15/2023[8]	6,490	6,463
Bayer US Finance II, LLC 4.25% 12/15/2025[8]	3,251	3,131
Baylor Scott & White Holdings 0.827% 11/15/2025	5,462	4,896
Baylor Scott & White Holdings 1.777% 11/15/2030	21,418	16,677
Becton, Dickinson and Co. 3.363% 6/6/2024	3,047	2,994
Boston Scientific Corp. 3.45% 3/1/2024	1,304	1,290
American Balanced Fund — Page 36 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Centene Corp. 4.25% 12/15/2027	USD59,715	$55,103
Centene Corp. 2.45% 7/15/2028	46,285	39,143
Centene Corp. 4.625% 12/15/2029	58,254	52,533
Centene Corp. 3.375% 2/15/2030	39,311	32,833
Centene Corp. 3.00% 10/15/2030	455	368
Centene Corp. 2.50% 3/1/2031	25,292	19,459
Centene Corp. 2.625% 8/1/2031	11,180	8,577
Cigna Group (The) 1.25% 3/15/2026	22,607	20,356
CVS Health Corp. 5.00% 1/30/2029	18,658	18,056
CVS Health Corp. 5.25% 1/30/2031	10,000	9,613
CVS Health Corp. 5.30% 6/1/2033	19,565	18,544
CVS Health Corp. 5.875% 6/1/2053	6,252	5,786
Elevance Health, Inc. 4.90% 2/8/2026	6,375	6,255
Elevance Health, Inc. 4.75% 2/15/2033	3,648	3,397
Elevance Health, Inc. 5.125% 2/15/2053	1,718	1,518
Eli Lilly and Co. 3.375% 3/15/2029	1,450	1,336
Eli Lilly and Co. 4.70% 2/27/2033	15,582	15,006
Eli Lilly and Co. 4.875% 2/27/2053	6,426	5,907
Eli Lilly and Co. 4.95% 2/27/2063	330	300
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	5,000	4,994
Gilead Sciences, Inc. 1.65% 10/1/2030	5,826	4,552
Gilead Sciences, Inc. 5.25% 10/15/2033	23,622	23,050
Gilead Sciences, Inc. 5.55% 10/15/2053	20,337	19,568
HCA, Inc. 3.375% 3/15/2029	3,216	2,819
HCA, Inc. 3.625% 3/15/2032	5,000	4,147
HCA, Inc. 4.375% 3/15/2042	7,500	5,745
HCA, Inc. 4.625% 3/15/2052	7,121	5,354
Humana, Inc. 3.70% 3/23/2029	5,412	4,939
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	10,604	10,154
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	19,250	17,944
Merck & Co., Inc. 2.90% 3/7/2024	6,040	5,968
Merck & Co., Inc. 1.90% 12/10/2028	3,400	2,902
Merck & Co., Inc. 2.75% 12/10/2051	5,514	3,335
Novant Health, Inc. 3.168% 11/1/2051	28,861	18,622
Novartis Capital Corp. 1.75% 2/14/2025	5,160	4,912
Novartis Capital Corp. 2.00% 2/14/2027	5,544	5,016
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	24,250	23,389
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	9,250	8,867
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	26,131	24,711
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	6,750	6,203
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,935	8,309
Pfizer, Inc. 2.95% 3/15/2024	52	51
Pfizer, Inc. 3.45% 3/15/2029	71	65
Sharp HealthCare 2.68% 8/1/2050	15,620	9,141
Summa Health 3.511% 11/15/2051	17,193	11,161
Sutter Health 1.321% 8/15/2025	6,000	5,501
Sutter Health 5.164% 8/15/2033	9,905	9,515
Trinity Health Corp. 2.632% 12/1/2040	4,500	3,001
UnitedHealth Group, Inc. 1.15% 5/15/2026	1,959	1,763
UnitedHealth Group, Inc. 5.30% 2/15/2030	2,899	2,882
UnitedHealth Group, Inc. 2.00% 5/15/2030	1,081	876
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,110	1,013
UnitedHealth Group, Inc. 3.05% 5/15/2041	2,899	2,047
UnitedHealth Group, Inc. 3.25% 5/15/2051	1,873	1,233
American Balanced Fund — Page 37 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 4.75% 5/15/2052	USD1,107	$945
Viatris, Inc. 1.65% 6/22/2025	4,735	4,376
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,165	2,403
		894,377
Consumer staples 0.33%
7-Eleven, Inc. 1.30% 2/10/2028[8]	10,295	8,612
Altria Group, Inc. 2.35% 5/6/2025	7,671	7,259
Altria Group, Inc. 3.875% 9/16/2046	3,863	2,538
Altria Group, Inc. 3.70% 2/4/2051	14,284	8,894
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	15,000	12,763
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	7,500	6,344
BAT Capital Corp. 4.70% 4/2/2027	5,241	5,020
BAT Capital Corp. 3.557% 8/15/2027	7,291	6,674
BAT Capital Corp. 2.259% 3/25/2028	17,837	15,097
BAT Capital Corp. 3.462% 9/6/2029	2,500	2,143
BAT Capital Corp. 4.906% 4/2/2030	130	119
BAT Capital Corp. 6.343% 8/2/2030	31,185	30,733
BAT Capital Corp. 2.726% 3/25/2031	4,625	3,573
BAT Capital Corp. 4.742% 3/16/2032	21,886	19,301
BAT Capital Corp. 6.421% 8/2/2033	24,316	23,654
BAT Capital Corp. 4.39% 8/15/2037	27,670	21,195
BAT Capital Corp. 7.079% 8/2/2043	42,300	40,608
BAT Capital Corp. 4.54% 8/15/2047	31,475	21,689
BAT Capital Corp. 4.758% 9/6/2049	1,263	890
BAT Capital Corp. 3.984% 9/25/2050	10,460	6,575
BAT Capital Corp. 5.65% 3/16/2052	8,087	6,483
BAT Capital Corp. 7.081% 8/2/2053	26,446	25,007
BAT International Finance PLC 3.95% 6/15/2025[8]	103	100
BAT International Finance PLC 1.668% 3/25/2026	20,205	18,211
BAT International Finance PLC 4.448% 3/16/2028	38,911	36,303
BAT International Finance PLC 5.931% 2/2/2029	21,090	20,715
Coca-Cola Co. 1.00% 3/15/2028	6,090	5,145
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	5,338
Conagra Brands, Inc. 5.30% 11/1/2038	1,050	924
Constellation Brands, Inc. 3.60% 2/15/2028	2,500	2,301
Constellation Brands, Inc. 2.25% 8/1/2031	4,462	3,480
Costco Wholesale Corp. 1.375% 6/20/2027	6,670	5,834
JBS USA Lux SA 2.50% 1/15/2027	34,174	30,216
JBS USA Lux SA 3.00% 2/2/2029	25,462	21,387
JBS USA Lux SA 5.50% 1/15/2030	3,220	3,009
JBS USA Lux SA 3.625% 1/15/2032	13,471	10,737
JBS USA Lux SA 3.00% 5/15/2032	18,724	14,143
JBS USA Lux SA 5.75% 4/1/2033	14,162	12,970
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,194	1,168
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,510	2,166
Nestlé Holdings, Inc. 4.85% 3/14/2033[8]	3,129	3,026
PepsiCo, Inc. 2.625% 10/21/2041	15,000	10,217
PepsiCo, Inc. 3.625% 3/19/2050	2,109	1,587
PepsiCo, Inc. 2.75% 10/21/2051	5,168	3,238
Philip Morris International, Inc. 2.875% 5/1/2024	5,270	5,182
Philip Morris International, Inc. 1.50% 5/1/2025	6,434	6,024
Philip Morris International, Inc. 4.875% 2/13/2026	8,611	8,472
Philip Morris International, Inc. 0.875% 5/1/2026	8,311	7,412
American Balanced Fund — Page 38 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 5.125% 11/17/2027	USD26,447	$25,912
Philip Morris International, Inc. 4.875% 2/15/2028	28,500	27,627
Philip Morris International, Inc. 5.625% 11/17/2029	16,943	16,759
Philip Morris International, Inc. 5.125% 2/15/2030	19,786	18,985
Philip Morris International, Inc. 5.50% 9/7/2030	6,000	5,837
Philip Morris International, Inc. 1.75% 11/1/2030	10,109	7,704
Philip Morris International, Inc. 5.75% 11/17/2032	8,756	8,551
Reynolds American, Inc. 5.85% 8/15/2045	7,860	6,519
Sysco Corp. 3.15% 12/14/2051	535	330
Target Corp. 4.50% 9/15/2032	11,053	10,289
		642,989
Real estate 0.15%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	2,720	2,524
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	3,540	2,965
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	2,040	1,598
Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050	3,907	2,732
American Tower Corp. 1.45% 9/15/2026	10,457	9,223
American Tower Corp. 3.60% 1/15/2028	3,750	3,406
American Tower Corp. 2.30% 9/15/2031	732	556
American Tower Corp. 2.95% 1/15/2051	3,750	2,118
Boston Properties, LP 2.90% 3/15/2030	5,006	3,967
Boston Properties, LP 3.25% 1/30/2031	2,429	1,913
Boston Properties, LP 2.55% 4/1/2032	9,767	7,059
Boston Properties, LP 2.45% 10/1/2033	3,929	2,685
Boston Properties, LP 6.50% 1/15/2034	86,724	82,753
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[8]	7,150	5,836
Corporate Office Properties, LP 2.00% 1/15/2029	6,210	4,869
Corporate Office Properties, LP 2.75% 4/15/2031	10,184	7,658
Corporate Office Properties, LP 2.90% 12/1/2033	31,245	21,949
Crown Castle, Inc. 5.00% 1/11/2028	1,652	1,597
Digital Realty Trust, LP 5.55% 1/15/2028	5,000	4,894
Essex Portfolio, LP 3.875% 5/1/2024	7,220	7,119
Essex Portfolio, LP 3.50% 4/1/2025	7,445	7,176
Essex Portfolio, LP 3.375% 4/15/2026	2,395	2,263
Extra Space Storage, LP 2.35% 3/15/2032	8,596	6,505
GLP Capital, LP 3.35% 9/1/2024	2,400	2,334
GLP Capital, LP 4.00% 1/15/2030	5,000	4,246
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	10,194	7,552
Prologis, LP 4.875% 6/15/2028	11,469	11,185
Prologis, LP 4.75% 6/15/2033	19,679	18,151
Prologis, LP 5.125% 1/15/2034	9,000	8,507
Prologis, LP 5.25% 6/15/2053	5,119	4,609
Public Storage Operating Co. 1.85% 5/1/2028	8,830	7,566
Public Storage Operating Co. 1.95% 11/9/2028	6,081	5,155
Public Storage Operating Co. 5.125% 1/15/2029	13,000	12,802
Public Storage Operating Co. 2.30% 5/1/2031	2,959	2,365
Scentre Group Trust 1 3.25% 10/28/2025[8]	1,780	1,682
Scentre Group Trust 1 3.75% 3/23/2027[8]	7,630	7,109
Sun Communities Operating, LP 2.30% 11/1/2028	6,430	5,341
Sun Communities Operating, LP 2.70% 7/15/2031	1,753	1,351
		293,320
American Balanced Fund — Page 39 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.11%	Principal amount (000)	Value (000)
Air Products and Chemicals, Inc. 1.50% 10/15/2025	USD2,610	$2,415
Air Products and Chemicals, Inc. 1.85% 5/15/2027	7,229	6,424
Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,140	2,585
Anglo American Capital PLC 5.375% 4/1/2025[8]	5,000	4,936
Anglo American Capital PLC 2.25% 3/17/2028[8]	4,194	3,583
Anglo American Capital PLC 3.95% 9/10/2050[8]	3,750	2,555
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	7,000	6,957
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	8,500	8,308
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	8,049	7,654
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	8,500	8,210
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	3,690	3,535
Celanese US Holdings, LLC 6.165% 7/15/2027	31,000	30,584
Celanese US Holdings, LLC 6.55% 11/15/2030	16,835	16,484
Celanese US Holdings, LLC 6.379% 7/15/2032	13,406	12,932
Celanese US Holdings, LLC 6.70% 11/15/2033	9,224	8,986
Corporacion Nacional del Cobre de Chile 5.125% 2/2/2033[8]	6,180	5,702
Dow Chemical Co. (The) 4.80% 5/15/2049	2,200	1,773
Dow Chemical Co. (The) 3.60% 11/15/2050	8,509	5,721
Eastman Chemical Co. 3.80% 3/15/2025	7,405	7,183
EIDP, Inc. 4.80% 5/15/2033	9,587	8,947
Glencore Funding, LLC 4.125% 3/12/2024[8]	4,130	4,095
LYB International Finance III, LLC 1.25% 10/1/2025	14,881	13,565
LYB International Finance III, LLC 2.25% 10/1/2030	9,848	7,838
LYB International Finance III, LLC 4.20% 5/1/2050	7,402	5,222
LYB International Finance III, LLC 3.625% 4/1/2051	7,054	4,501
Mosaic Co. 4.05% 11/15/2027	4,490	4,218
Newcrest Finance Pty, Ltd. 4.20% 5/13/2050[8]	1,580	1,160
Nutrien, Ltd. 5.95% 11/7/2025	2,985	2,989
OCI NV 6.70% 3/16/2033[8]	2,531	2,418
Sherwin-Williams Co. 3.125% 6/1/2024	4,260	4,181
Sherwin-Williams Co. 2.20% 3/15/2032	3,123	2,394
Sherwin-Williams Co. 3.80% 8/15/2049	1,500	1,061
Sherwin-Williams Co. 3.30% 5/15/2050	1,500	956
South32 Treasury, Ltd. 4.35% 4/14/2032[8]	7,767	6,557
Westlake Corp. 4.375% 11/15/2047	1,500	1,101
		217,730
Information technology 0.09%
Analog Devices, Inc. 1.70% 10/1/2028	8,576	7,237
Analog Devices, Inc. 2.10% 10/1/2031	7,571	5,983
Analog Devices, Inc. 2.80% 10/1/2041	8,023	5,362
Analog Devices, Inc. 2.95% 10/1/2051	6,514	4,073
Apple, Inc. 3.00% 2/9/2024	1,000	990
Apple, Inc. 2.40% 8/20/2050	17,840	10,534
Booz Allen Hamilton, Inc. 5.95% 8/4/2033	6,135	5,993
Broadcom Corp. 3.875% 1/15/2027	12	11
Broadcom, Inc. 4.00% 4/15/2029[8]	4,527	4,088
Broadcom, Inc. 4.15% 4/15/2032[8]	15,815	13,734
Broadcom, Inc. 3.469% 4/15/2034[8]	1,838	1,444
Broadcom, Inc. 3.187% 11/15/2036[8]	588	422
Broadcom, Inc. 4.926% 5/15/2037[8]	46,940	40,483
Hewlett Packard Enterprise Co. 5.90% 10/1/2024	10,000	9,995
Intel Corp. 5.20% 2/10/2033	23,250	22,523
Intel Corp. 5.70% 2/10/2053	15,250	14,312
American Balanced Fund — Page 40 of 60

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Intuit, Inc. 0.95% 7/15/2025	USD3,170	$2,922
Intuit, Inc. 1.35% 7/15/2027	2,890	2,503
Microsoft Corp. 2.921% 3/17/2052	6,749	4,431
Oracle Corp. 3.60% 4/1/2050	8,311	5,381
Oracle Corp. 5.55% 2/6/2053	8,474	7,431
TSMC Global, Ltd. 4.375% 7/22/2027[8]	332	321
		170,173
Other 0.00%
Rockefeller Foundation (The) 2.492% 10/1/2050	15,170	8,775
Total corporate bonds, notes & loans		15,960,617
U.S. Treasury bonds & notes 6.76% U.S. Treasury 5.11%
U.S. Treasury 2.625% 12/31/2023	3,810	3,784
U.S. Treasury 2.25% 1/31/2024	43,824	43,374
U.S. Treasury 2.50% 1/31/2024	56,248	55,714
U.S. Treasury 0.25% 3/15/2024	69,228	67,654
U.S. Treasury 3.00% 6/30/2024	72,001	70,699
U.S. Treasury 3.25% 8/31/2024	13,147	12,886
U.S. Treasury 0.375% 9/15/2024	62,080	59,165
U.S. Treasury 2.25% 10/31/2024	110,000	106,365
U.S. Treasury 2.25% 11/15/2024	74,340	71,811
U.S. Treasury 4.25% 12/31/2024	49,100	48,436
U.S. Treasury 2.00% 2/15/2025	29,740	28,446
U.S. Treasury 2.125% 5/15/2025	24,780	23,605
U.S. Treasury 3.00% 7/15/2025	9,772	9,418
U.S. Treasury 4.75% 7/31/2025	25,010	24,845
U.S. Treasury 2.75% 8/31/2025	106,467	101,942
U.S. Treasury 5.00% 8/31/2025	24,960	24,911
U.S. Treasury 3.00% 10/31/2025	178,410	171,329
U.S. Treasury 4.50% 11/15/2025	85,000	84,110
U.S. Treasury 0.375% 11/30/2025	20,000	18,123
U.S. Treasury 2.875% 11/30/2025	94,981	90,878
U.S. Treasury 3.875% 1/15/2026	5,143	5,022
U.S. Treasury 4.00% 2/15/2026	70,932	69,433
U.S. Treasury 2.25% 3/31/2026	52,663	49,423
U.S. Treasury 3.625% 5/15/2026	7,018	6,803
U.S. Treasury 4.375% 8/15/2026	76,272	75,328
U.S. Treasury 0.75% 8/31/2026	37	33
U.S. Treasury 4.625% 9/15/2026	21,602	21,497
U.S. Treasury 0.875% 9/30/2026	2,380	2,124
U.S. Treasury 1.125% 10/31/2026	79,610	71,341
U.S. Treasury 2.00% 11/15/2026	47,200	43,424
U.S. Treasury 6.50% 11/15/2026	39,650	41,574
U.S. Treasury 2.25% 2/15/2027	11,150	10,292
U.S. Treasury 1.125% 2/28/2027	930	826
U.S. Treasury 2.375% 5/15/2027	4,310	3,976
U.S. Treasury 3.25% 6/30/2027	242,903	230,805
U.S. Treasury 6.375% 8/15/2027	35,690	37,746
U.S. Treasury 0.625% 12/31/2027	84,540	71,502
U.S. Treasury 2.75% 2/15/2028	10,125	9,366
U.S. Treasury 4.00% 2/29/2028	171,747	167,335
U.S. Treasury 3.625% 3/31/2028	52,103	49,962
American Balanced Fund — Page 41 of 60

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 5/15/2028	USD46,997	$43,554
U.S. Treasury 3.625% 5/31/2028	160,636	153,991
U.S. Treasury 1.25% 6/30/2028	157,130	134,600
U.S. Treasury 4.00% 6/30/2028	339,556	330,510
U.S. Treasury 1.00% 7/31/2028	58,400	49,276
U.S. Treasury 4.125% 7/31/2028[11]	545,000	533,215
U.S. Treasury 4.375% 8/31/2028	712,410	705,351
U.S. Treasury 1.375% 10/31/2028	60,100	51,296
U.S. Treasury 3.125% 11/15/2028	41,549	38,695
U.S. Treasury 1.50% 11/30/2028	46,700	40,029
U.S. Treasury 5.25% 2/15/2029	35,690	36,669
U.S. Treasury 3.25% 6/30/2029	58,480	54,348
U.S. Treasury 1.625% 8/15/2029	24,780	21,034
U.S. Treasury 3.50% 1/31/2030	67,000	62,812
U.S. Treasury 4.00% 2/28/2030	236,283	227,902
U.S. Treasury 3.625% 3/31/2030	23,000	21,701
U.S. Treasury 0.625% 5/15/2030	22,310	17,271
U.S. Treasury 3.75% 6/30/2030	4,675	4,438
U.S. Treasury 0.625% 8/15/2030	114,675	88,031
U.S. Treasury 4.125% 8/31/2030	65,907	63,963
U.S. Treasury 1.25% 8/15/2031	38,264	29,908
U.S. Treasury 2.875% 5/15/2032	241,866	212,328
U.S. Treasury 4.125% 11/15/2032	20,061	19,351
U.S. Treasury 3.50% 2/15/2033	538,533	494,271
U.S. Treasury 3.375% 5/15/2033	48,871	44,325
U.S. Treasury 3.875% 8/15/2033	498,756	471,207
U.S. Treasury 4.25% 5/15/2039	84,397	79,519
U.S. Treasury 1.125% 5/15/2040	39,649	22,756
U.S. Treasury 1.875% 2/15/2041[11]	150,000	96,709
U.S. Treasury 2.25% 5/15/2041	140,792	96,557
U.S. Treasury 2.00% 11/15/2041	6,986	4,531
U.S. Treasury 2.375% 2/15/2042	29,288	20,226
U.S. Treasury 3.00% 5/15/2042	259,311	198,356
U.S. Treasury 3.25% 5/15/2042[11]	424,061	337,803
U.S. Treasury 2.75% 8/15/2042	32,660	23,909
U.S. Treasury 3.375% 8/15/2042[11]	152,000	123,112
U.S. Treasury 3.125% 2/15/2043	47,605	36,834
U.S. Treasury 2.875% 5/15/2043	36,090	26,731
U.S. Treasury 3.875% 5/15/2043	309,741	269,238
U.S. Treasury 4.375% 8/15/2043	3,892	3,631
U.S. Treasury 3.625% 2/15/2044	24,780	20,595
U.S. Treasury 3.125% 8/15/2044	39,447	30,122
U.S. Treasury 2.50% 2/15/2045	51,860	35,192
U.S. Treasury 3.00% 5/15/2045	24,780	18,388
U.S. Treasury 3.00% 11/15/2045	23,145	17,103
U.S. Treasury 3.00% 5/15/2047	55,603	40,749
U.S. Treasury 2.75% 8/15/2047	92,746	64,668
U.S. Treasury 3.00% 2/15/2048	3,743	2,736
U.S. Treasury 2.00% 2/15/2050[11]	65,583	38,215
U.S. Treasury 2.375% 5/15/2051	84,719	53,715
U.S. Treasury 2.00% 8/15/2051	571	329
U.S. Treasury 1.875% 11/15/2051	25,500	14,196
U.S. Treasury 2.25% 2/15/2052	166,265	101,893
U.S. Treasury 3.00% 8/15/2052[11]	1,734,739	1,262,559
American Balanced Fund — Page 42 of 60

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 11/15/2052	USD223,075	$197,655
U.S. Treasury 3.625% 2/15/2053[11]	147,618	121,944
U.S. Treasury 3.625% 5/15/2053	113,243	93,745
U.S. Treasury 4.125% 8/15/2053	488,154	443,084
		9,932,183
U.S. Treasury inflation-protected securities 1.65%
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[12]	39,695	39,334
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[12]	157,684	155,000
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[12]	266,526	260,520
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[12]	55,507	53,831
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[12]	106,269	102,269
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[12]	80,368	79,452
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[12]	76,092	72,633
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[12]	525,483	503,317
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[12]	595,811	564,832
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[12]	470,434	439,689
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[12]	201,060	187,032
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[12]	276,354	257,203
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[12]	154,794	142,124
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[12]	5,718	4,988
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[12]	90,338	77,272
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[12]	23,345	16,970
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[12]	49,407	41,315
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[12]	19,798	15,025
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[12]	2,544	1,496
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11,12]	215,872	120,036
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[12]	102,088	84,295
		3,218,633
Total U.S. Treasury bonds & notes		13,150,816
Asset-backed obligations 2.95%
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[4,8]	1,212	1,213
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[4,8]	9,918	9,599
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.654% 4/21/2031[4,5,8]	21,321	21,216
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.076% 7/25/2036[4,5,8]	58,804	59,084
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.52% 1/15/2030[4,5,8]	22,881	22,795
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.52% 10/16/2030[4,5,8]	20,986	20,925
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[4,8]	2,738	2,738
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[4,8]	8,658	8,635
American Credit Acceptance Receivables Trust, Series 2023-3, Class A, 6.00% 3/12/2027[4,8]	6,981	6,978
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[4,8]	971	964
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[4,8]	3,117	3,030
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[4,8]	8,152	8,053
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[4,8]	7,031	6,681
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[4]	59,641	57,765
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.753% 5/26/2031[4,5,8]	4,986	4,962
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[4]	15,665	15,660
American Balanced Fund — Page 43 of 60

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[4]	USD7,776	$7,397
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[4]	8,644	7,954
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[4]	20,192	18,251
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[4]	34,592	34,635
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.527% 1/22/2028[4,5,8]	20,954	20,890
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[4,8]	22,900	22,787
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[4,8]	49,440	48,365
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[4,8]	28,830	27,462
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[4,8]	38,589	36,191
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[4,8]	24,924	22,771
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[4,8]	3,873	3,585
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[4,8]	75,784	66,965
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[4,8]	4,460	3,914
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[4,8]	1,542	1,345
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,8]	8,650	8,447
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[4,8]	3,228	3,182
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[4,8]	15,110	14,985
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[4,8]	19,885	19,264
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029[4,8]	9,510	9,305
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,8]	25,832	25,477
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[4]	39,628	39,244
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/20/2030[4,5,8]	39,958	39,876
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[4,8]	401	394
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[4,8]	3,375	3,149
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[4,8]	1,715	1,515
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[4,8]	2,084	2,005
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 6.688% 1/20/2031[4,5,8]	753	753
Benefit Street Partners CLO, Ltd., Series 2018-14, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.588% 4/20/2031[4,5,8]	247	246
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.489% 7/20/2035[4,5,8]	39,490	39,481
Black Diamond CLO, Ltd., Series 2017-1, Class A1AR, (3-month USD CME Term SOFR + 1.312%) 6.657% 4/24/2029[4,5,8]	1,701	1,699
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[4,8]	19,195	16,420
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[4,8]	3,111	2,603
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[4]	4,513	4,464
American Balanced Fund — Page 44 of 60

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 6.657% 4/30/2031[4,5,8]	USD499	$498
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[4]	1,128	1,125
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[4]	26,561	26,492
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[4]	811	749
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[4]	794	733
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[4,8]	8,058	8,075
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[4,8]	4,797	4,781
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[4]	1,358	1,286
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[4]	5,195	4,783
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[4,8]	45,033	38,196
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[4,8]	18,229	14,916
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[4,8]	6,672	6,062
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.589% 7/27/2030[4,5,8]	46,738	46,577
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,8]	96,667	87,887
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,8]	19,986	16,781
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[4,8]	15,185	13,359
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[4,8]	1,579	1,242
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[4,8]	43,915	38,602
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[4,8]	7,528	6,457
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[4,8]	53,198	51,817
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[4,8]	43,496	42,073
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[4,8]	6,955	6,955
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.058% 4/22/2026[4,5]	29,758	29,835
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[4,8]	5,604	5,606
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[4,8]	22,863	22,869
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[4,8]	22,416	19,425
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[4,8]	21,053	18,216
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[4,8]	29,751	25,868
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[4,8]	26,014	22,255
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[4,8]	1,863	1,570
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[4,8]	1,482	1,478
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[4,8]	3,156	3,129
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[4,8]	5,750	5,757
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[4,8]	2,320	2,249
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[4,8]	9,914	9,900
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[4,8]	9,072	8,887
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[4,8]	12,021	11,622
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[4,8]	7,777	7,743
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[4]	5,933	5,896
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[4]	14,295	14,277
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[4]	6,803	6,723
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[4]	14,729	13,944
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[4,8]	2,303	2,296
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[4,8]	1,250	1,237
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[4,8]	1,664	1,637
DriveTime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 6/15/2026[4,8]	1,100	1,047
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[4,8]	2,101	2,063
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[4,8]	23,771	23,769
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[4,8]	1,738	1,630
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[4,8]	239	239
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[4,8]	4,513	4,414
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[4,8]	3,049	2,851
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[4,8]	2,842	2,833
American Balanced Fund — Page 45 of 60

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[4,8]	USD20,833	$20,804
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[4,8]	8,443	8,454
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.55% 4/15/2028[4,5,8]	53,798	53,663
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.67% 1/15/2031[4,5,8]	6,452	6,447
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.54% 4/15/2031[4,5,8]	4,881	4,864
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[4,8]	6,633	5,746
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 7.015% 7/17/2033[4,5,8]	40,000	40,011
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[4,8]	20,730	20,274
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[4,8]	7,766	7,440
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[4,8]	21,012	20,579
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[4,8]	32,776	32,688
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[4,8]	5,017	4,998
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[4,8]	9,103	9,034
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[4]	716	715
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[4]	880	880
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[4,8]	1,911	1,877
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[4]	8,458	8,319
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[4]	2,586	2,540
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[4]	3,315	3,311
Exeter Automobile Receivables Trust, Series 2022-6, Class A3, 5.70% 8/17/2026[4]	5,000	4,989
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[4]	13,091	12,973
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[4]	20,431	18,993
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[4]	2,138	2,127
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[4]	5,159	4,919
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[4]	8,517	8,346
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[4]	3,884	3,877
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,8]	52,226	47,408
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[4,8]	17,235	15,254
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[4,8]	24,299	22,783
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[4,8]	18,167	18,175
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[4,8]	5,639	5,606
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[4,8]	1,955	1,944
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[4,8]	990	980
Flatiron CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.212%) 6.52% 4/17/2031[4,5,8]	2,328	2,319
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[4]	2,488	2,463
Ford Credit Auto Owner Trust, Series 2019-2, Class A, 3.06% 4/15/2026[4]	15,000	14,768
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[4,8]	61,698	61,277
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[4,8]	80,360	77,577
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[4,8]	99,519	94,386
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29% 8/15/2031[4,8]	2,574	2,439
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[4,8]	26,615	26,253
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[4,8]	16,566	14,471
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[4,8]	2,282	2,022
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[4,8]	3,546	3,002
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[4,8]	10,925	10,051
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,8]	53,210	47,438
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,8]	1,390	1,248
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,8]	75,307	66,907
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[4,8]	74,731	64,370
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[4,8]	67,573	58,700
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[4,8]	5,536	4,695
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[4,8]	7,691	7,663
American Balanced Fund — Page 46 of 60

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[4,8]	USD2,414	$2,405
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[4,8]	2,182	2,159
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[4]	15,007	14,957
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[4,8]	22,705	22,896
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[4,8]	17,626	17,493
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.642% 1/18/2031[4,5,8]	17,514	17,495
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 6.688% 7/20/2031[4,5,8]	29,800	29,688
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[4,8,13]	60,174	60,174
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[4,8]	69,743	66,224
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[4,8]	29,667	28,125
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[4,8]	7,331	6,950
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[4,8]	24,573	23,043
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[4,8]	5,327	4,969
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[4,8]	3,260	3,041
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[4,8]	42,910	41,170
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,8]	74,445	65,417
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,8]	14,511	12,739
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,8]	7,776	6,777
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[4,8]	49,550	43,844
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[4,8]	8,792	7,707
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[4,8]	5,075	4,388
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[4,8]	22,138	20,475
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[4,8]	20,411	20,331
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[4]	5,691	5,673
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[4]	25,832	25,814
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[4]	5,418	5,366
Jamestown CLO, Ltd., Series 2018-6RA, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.763% 4/25/2030[4,5,8]	4,050	4,045
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.005% 7/20/2035[4,5,8]	14,946	14,973
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 7.926% 7/20/2031[4,5,8]	9,270	9,311
LAD Auto Receivables Trust, Series 2023-3, Class A2, 6.09% 6/15/2026[4,8]	6,750	6,748
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,8]	1,097	1,095
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[4,8]	2,750	2,730
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[4,8]	28,181	28,114
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[4,8]	14,930	14,763
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.595% 7/21/2030[4,5,8]	72,749	72,560
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.589% 7/27/2031[4,5,8]	1,466	1,462
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.72% 4/15/2029[4,5,8]	17,257	17,239
MidOcean Credit CLO, Series 2017-7, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.02% 7/15/2029[4,5,8]	13,608	13,560
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[4,8]	36,163	35,795
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,13,14]	24,983	24,943
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,13,14]	4,065	4,059
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,8]	15,637	15,517
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[4,8]	26,795	22,787
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[4,8]	26,200	22,142
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[4,8]	63,939	55,722
American Balanced Fund — Page 47 of 60

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[4,8]	USD57,346	$51,370
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,8]	32,799	29,257
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[4,8]	55,709	49,657
Neuberger Berman CLO, Ltd., Series 2017-26, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.492% 10/18/2030[4,5,8]	6,087	6,062
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[4,8]	225,061	194,377
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.583% 7/25/2030[4,5,8]	22,241	22,106
Nissan Auto Lease Trust, Series 2023-B, Class A2A, 5.74% 8/15/2025[4]	7,224	7,219
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[4]	2,148	2,126
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.688% 7/20/2031[4,5,8]	16,050	16,012
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.53% 4/16/2031[4,5,14]	3,500	3,486
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[4,8]	6,822	6,767
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.653% 11/25/2028[4,5,8]	11,841	11,848
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.488% 4/20/2029[4,5,8]	3,386	3,371
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.388% 7/20/2029[4,5,8]	3,516	3,500
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.37% 10/15/2029[4,5,8]	77,091	76,748
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.97% 10/15/2029[4,5,8]	44,195	43,590
Palmer Square Loan Funding, CLO, Series 2018-2, Class A1A, (3-month USD CME Term SOFR + 1.362%) 6.673% 7/16/2031[4,5,8]	31,750	31,669
Palmer Square Loan Funding, CLO, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.70%) 6.812% 7/20/2031[4,5,8]	15,000	15,010
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.096% 7/24/2031[4,5,8]	12,286	12,293
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[4,8]	10,002	9,701
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[4,8]	1,294	1,261
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.463% 8/16/2027[4,5,8]	11,885	11,918
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[4,8]	36,810	36,352
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[4,8]	16,371	16,258
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[4]	13,836	12,529
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.776% 1/20/2031[4,5,8]	45,862	45,922
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.926% 1/20/2031[4,5,8]	18,667	18,693
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[4,8]	4,415	4,395
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,8]	3,339	3,334
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.51% 10/15/2030[4,5,8]	59,443	59,256
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,8]	10,235	10,072
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[4,8]	7,592	7,305
RRAM, CLO, Series 2022-24, Class A1, (3-month USD CME Term SOFR + 2.40%) 7.708% 1/15/2032[4,5,8]	5,485	5,508
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[4]	3,132	3,122
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[4]	13,252	13,249
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[4]	19,239	19,231
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[4]	1,809	1,806
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[4]	7,746	7,678
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[4]	18,890	18,765
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[4]	6,241	6,106
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[4]	13,473	13,488
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[4]	5,894	5,782
American Balanced Fund — Page 48 of 60

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[4]	USD6,686	$6,663
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[4]	14,067	13,383
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[4]	8,607	8,477
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[4]	9,476	8,896
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[4]	14,893	14,823
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[4]	2,751	2,738
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[4]	13,726	13,708
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[4]	5,506	5,354
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[4]	20,096	20,042
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[4]	10,034	9,903
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[4,8]	7,750	7,741
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[4,8]	19,239	19,045
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[4,8]	2,222	2,186
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[4,8]	3,535	3,465
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[4,8]	19,762	16,845
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[4,8]	3,638	3,045
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[4,8]	8,134	8,023
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 6.177% 1/15/2053[4,5,8]	16,129	15,886
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[4,8]	34,889	29,970
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.65% 4/15/2030[4,5,8]	3,528	3,516
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.568% 10/20/2030[4,5,8]	11,643	11,574
South Carolina Student Loan Corp., Series 2014-1, Class A2, (30-day Average USD-SOFR + 1.114%) 6.426% 1/3/2033[4,5]	7,105	7,097
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[4,8]	38,461	34,532
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[4,8]	41,173	33,364
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[4,8]	17,875	16,226
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[4,8]	11,972	10,676
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.162%) 6.488% 12/28/2029[4,5,8]	8,549	8,490
Stratus Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.062%) 6.388% 12/29/2029[4,5,8]	445	443
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.476% 10/20/2031[4,5,8]	77,292	77,454
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.376% 10/20/2031[4,5,8]	12,681	12,727
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,8]	22,620	20,722
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[4,5,8]	10,000	10,028
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.443% 10/25/2029[4,5,8]	3,033	3,014
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[4]	33,163	33,136
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,8]	30,426	26,771
Teachers Insurance and Annuity Association of AME, CLO, Series 2016-1, Class AR, (3-month USD CME Term SOFR + 1.462%) 6.788% 7/20/2031[4,5,8]	3,000	2,987
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[4,8]	15,142	13,772
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[4,8]	18,268	16,039
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,8]	2,637	2,323
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[4,8]	29,915	25,274
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[4,8]	1,287	1,073
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[4,8]	60,456	51,725
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[4,8]	15,997	13,891
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[4,8]	13,208	10,956
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[4,8]	480	393
American Balanced Fund — Page 49 of 60

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[4,8]	USD34,690	$33,937
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[4,8]	38,148	35,438
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[4]	20,414	20,258
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[4]	7,901	7,801
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[4,8]	21,751	21,656
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,8]	109,257	93,709
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,8]	3,082	2,688
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[4,8]	34,248	28,656
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[4,8]	1,282	1,063
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 7.04% 10/20/2034[4,5,8]	80,000	80,000
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.616% 9/7/2030[4,5,8]	5,152	5,123
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.642% 7/18/2031[4,5,8]	20,743	20,621
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[4]	41,651	41,148
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[4,9]	77,422	75,846
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[4,8]	44,216	43,066
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.72% 1/17/2031[4,5,8]	4,862	4,841
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[4,8]	11,981	11,961
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[4,8]	1,891	1,879
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[4,8]	11,486	11,152
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,8]	8,926	8,903
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[4,8]	6,711	6,667
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[4,8]	16,856	16,321
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[4,8]	23,146	23,123
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[4,8]	11,177	10,468
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[4,8]	17,287	17,232
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[4,8]	7,472	7,128
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[4,8]	42,000	41,860
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,8]	4,136	4,098
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,8]	2,834	2,800
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[4,8]	5,491	5,430
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[4,8]	10,243	10,211
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[4,8]	9,545	9,489
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[4,8]	5,314	5,265
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[4]	39,226	38,592
		5,741,007
Bonds & notes of governments & government agencies outside the U.S. 0.40%
British Columbia (Province of) 4.20% 7/6/2033	17,913	16,778
Caisse d’Amortissement de la Dette Sociale 3.375% 3/20/2024[8]	44,610	44,104
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[8]	18,000	16,388
Chile (Republic of) 3.10% 1/22/2061	15,816	9,100
CPPIB Capital, Inc. 0.50% 9/16/2024[8]	22,500	21,409
CPPIB Capital, Inc. 0.875% 9/9/2026[8]	17,827	15,830
CPPIB Capital, Inc. 2.75% 11/2/2027[8]	23,770	21,886
Development Bank of Japan, Inc. 1.25% 10/20/2026[8]	18,000	16,004
Development Bank of Japan, Inc. 1.75% 10/20/2031[8]	12,582	9,905
European Investment Bank 0.75% 10/26/2026	37,160	32,877
European Investment Bank 0.625% 10/21/2027	7,655	6,518
European Stability Mechanism 0.375% 9/10/2025[8]	23,570	21,517
Hungary (Republic of) 2.125% 9/22/2031[8]	14,164	10,472
Hungary (Republic of) 3.125% 9/21/2051[8]	17,678	9,819
Hydro-Quebec 9.50% 11/15/2030	22,230	27,679
American Balanced Fund — Page 50 of 60

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028	USD17,050	$17,064
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028[8]	2,950	2,952
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[8]	3,850	3,129
International Bank for Reconstruction and Development 0.75% 11/24/2027	9,000	7,668
International Development Assn. 0.375% 9/23/2025[8]	19,410	17,680
Japan Bank for International Cooperation 1.25% 1/21/2031	32,068	24,557
KfW 0.375% 7/18/2025	7,671	7,043
Korea Housing Finance Corp. 4.625% 2/24/2028[8]	19,870	19,196
Landwirtschaftliche Rentenbank 0.875% 9/3/2030	13,390	10,329
Manitoba (Province of) 3.05% 5/14/2024	12,040	11,850
OMERS Finance Trust 1.10% 3/26/2026[8]	26,770	24,185
OMERS Finance Trust 3.50% 4/19/2032[8]	33,621	29,338
OMERS Finance Trust 4.00% 4/19/2052[8]	33,621	24,545
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[8]	18,000	16,790
Panama (Republic of) 3.298% 1/19/2033	17,869	13,992
Panama (Republic of) 4.50% 1/19/2063	3,874	2,516
Peru (Republic of) 2.392% 1/23/2026	2,730	2,539
Peru (Republic of) 1.862% 12/1/2032	40,334	29,195
Peru (Republic of) 2.78% 12/1/2060	45,318	24,250
Philippines (Republic of) 1.648% 6/10/2031	12,449	9,402
Philippines (Republic of) 6.375% 10/23/2034	22,310	23,573
Philippines (Republic of) 2.65% 12/10/2045	7,151	4,324
Qatar (State of) 3.375% 3/14/2024[8]	24,780	24,513
Qatar (State of) 4.00% 3/14/2029[8]	7,500	7,153
Qatar (State of) 4.817% 3/14/2049[8]	7,500	6,525
Quebec Canada (Province of) 2.75% 4/12/2027	23,200	21,579
Saskatchewan (Province of) 3.25% 6/8/2027	19,319	18,232
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[8]	4,883	4,776
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[8]	310	295
Swedish Export Credit Corp. 3.625% 9/3/2024	36,618	35,937
United Mexican States 2.659% 5/24/2031	23,299	18,442
United Mexican States 4.875% 5/19/2033	9,165	8,231
United Mexican States 6.338% 5/4/2053	8,605	7,853
United Mexican States 3.771% 5/24/2061	13,292	7,838
		767,777
Municipals 0.31% California 0.06%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	7,980	4,967
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052	11,515	7,148
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	5,955	5,411
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	8,260	7,316
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	4,330	3,414
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	5,365	4,070
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 6/1/2038	25,195	18,535
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	8,055	5,665
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	7,670	5,354
American Balanced Fund — Page 51 of 60

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Bonds, notes & other debt instruments (continued) Municipals (continued) California (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	USD7,280	$6,618
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,664
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	4,758
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,196
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	13,452
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041	2,690	1,796
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051	11,320	7,587
		105,951
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 11/15/2044	30	30
Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	10,760	9,992
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	44,105	38,516
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	43,308	34,728
		83,236
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	960	730
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	1,260	892
		1,622
Illinois 0.12%
G.O. Bonds, Series 2019-A, 4.20% 4/1/2024	11,890	11,792
G.O. Bonds, Series 2019-A, 4.50% 4/1/2025	6,750	6,626
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	182,650	173,563
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033	30,532	29,131
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	5,732	5,787
		226,899
Michigan 0.01%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 10/15/2040	6,555	4,579
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122	10,670	7,568
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052	6,660	4,807
		16,954
New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	17,250	15,668
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028	19,440	16,851
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 12/15/2025	523	521
		33,040
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	51,435	42,782
American Balanced Fund — Page 52 of 60

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Bonds, notes & other debt instruments (continued) Municipals (continued) South Dakota 0.00%	Principal amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 5/1/2034	USD50	$50
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 11/1/2044	25	25
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	620	614
		689
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	94,895	84,592
Total municipals		595,795
Federal agency bonds & notes 0.04%
Fannie Mae 0.375% 8/25/2025[11]	16,060	14,707
Fannie Mae 0.75% 10/8/2027[11]	11,330	9,673
Fannie Mae 0.875% 8/5/2030[11]	17,097	13,232
Federal Farm Credit Banks 1.75% 2/14/2025	13,983	13,365
Federal Home Loan Bank 5.50% 7/15/2036	600	641
Private Export Funding Corp. 3.55% 1/15/2024	25,667	25,498
		77,116
Total bonds, notes & other debt instruments (cost: $64,961,458,000)		60,158,929
Investment funds 3.44%	Shares
Capital Group Central Corporate Bond Fund[2]	844,428,903	6,696,321
Total investment funds (cost: $8,291,006,000)		6,696,321
Short-term securities 10.04% Money market investments 9.62%
Capital Group Central Cash Fund 5.44%[2,15]	187,103,864	18,708,515
Money market investments purchased with collateral from securities on loan 0.29%
Capital Group Central Cash Fund 5.44%[2,15,16]	937,037	93,694
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[15,16]	82,997,740	82,998
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.24%[15,16]	67,200,000	67,200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.23%[15,16]	67,200,000	67,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[15,16]	67,200,000	67,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.24%[15,16]	61,600,000	61,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%[15,16]	56,000,000	56,000
Fidelity Investments Money Market Government Portfolio, Class I 5.23%[15,16]	39,200,000	39,200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.27%[15,16]	28,000,000	28,000
		563,092
American Balanced Fund — Page 53 of 60

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Short-term securities (continued) U.S. Treasury bills 0.13%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury 2/22/2024	4.415%	USD250,100	$244,818
U.S. Treasury 4/18/2024	4.565	18,000	17,479
			262,297
Total short-term securities (cost: $19,533,195,000)			19,533,904
Total investment securities 105.69% (cost: $166,035,657,000)			205,607,776
Other assets less liabilities (5.69)%			(11,076,110)
Net assets 100.00%			$194,531,666
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
30 Day Federal Funds Futures	Short	3,004	11/1/2023	USD(1,185,079)	$(1,055)
30 Day Federal Funds Futures	Short	19,848	12/1/2023	(7,826,527)	(32)
3 Month SOFR Futures	Long	44,488	12/20/2023	10,524,749	(481,854)
3 Month SOFR Futures	Short	55,783	3/20/2024	(13,185,707)	399,265
3 Month SOFR Futures	Short	9,943	3/19/2025	(2,371,654)	91,275
2 Year U.S. Treasury Note Futures	Long	108,685	1/4/2024	22,031,639	(53,595)
5 Year U.S. Treasury Note Futures	Long	93,744	1/4/2024	9,876,810	(73,130)
10 Year U.S. Treasury Note Futures	Long	642	12/29/2023	69,376	(1,273)
10 Year Ultra U.S. Treasury Note Futures	Short	38,716	12/29/2023	(4,319,254)	119,792
20 Year U.S. Treasury Bond Futures	Long	3,089	12/29/2023	351,470	(19,065)
30 Year Ultra U.S. Treasury Bond Futures	Long	7,750	12/29/2023	919,828	(68,552)
					$(88,224)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
0.207%	Annual	U.S. EFFR	Annual	2/26/2024	USD1,341,000	$(28,392)	$—	$(28,392)
0.3325%	Annual	U.S. EFFR	Annual	4/2/2024	735,000	(18,839)	—	(18,839)
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025	301,000	24,998	—	24,998
4.265%	Annual	SOFR	Annual	2/16/2026	237,726	(3,018)	—	(3,018)
4.27%	Annual	SOFR	Annual	2/16/2026	479,019	(6,029)	—	(6,029)
4.3005%	Annual	SOFR	Annual	2/17/2026	98,960	(1,179)	—	(1,179)
4.288%	Annual	SOFR	Annual	2/17/2026	100,530	(1,226)	—	(1,226)
4.3035%	Annual	SOFR	Annual	2/17/2026	142,700	(1,691)	—	(1,691)
4.2675%	Annual	SOFR	Annual	2/17/2026	137,752	(1,742)	—	(1,742)
4.2515%	Annual	SOFR	Annual	2/17/2026	141,314	(1,837)	—	(1,837)
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(8,404)	—	(8,404)
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(7,968)	—	(7,968)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	(7,303)	—	(7,303)
American Balanced Fund — Page 54 of 60

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
3.353%	Annual	SOFR	Annual	4/19/2030	USD124,700	$(6,758)	$—	$(6,758)
3.342%	Annual	SOFR	Annual	4/19/2030	124,700	(6,835)	—	(6,835)
3.344%	Annual	SOFR	Annual	4/20/2030	124,600	(6,823)	—	(6,823)
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(8,363)	—	(8,363)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	(7,260)	—	(7,260)
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(7,443)	—	(7,443)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(7,976)	—	(7,976)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(7,767)	—	(7,767)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	(8,703)	—	(8,703)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	17,147	—	17,147
SOFR	Annual	3.2015%	Annual	1/19/2033	112,387	9,154	—	9,154
SOFR	Annual	3.1205%	Annual	1/20/2033	247,490	21,686	—	21,686
SOFR	Annual	3.16653%	Annual	1/24/2033	255,784	21,538	—	21,538
SOFR	Annual	3.18606%	Annual	1/24/2033	236,491	19,563	—	19,563
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	8,016	—	8,016
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	12,020	—	12,020
SOFR	Annual	3.02%	Annual	1/12/2053	70,100	11,958	—	11,958
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	6,990	—	6,990
SOFR	Annual	3.044%	Annual	4/18/2053	39,500	6,576	—	6,576
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	6,302	—	6,302
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	6,179	—	6,179
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	6,288	—	6,288
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	7,249	—	7,249
SOFR	Annual	3.0535%	Annual	5/1/2053	79,000	13,024	—	13,024
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	6,333	—	6,333
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	6,157	—	6,157
SOFR	Annual	3.1605%	Annual	5/19/2053	47,600	6,984	—	6,984
						$62,606	$—	$62,606
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2023 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD2,661,518	$(31,611)	$(35,678)	$4,067
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend or interest income (000)
Common stocks 0.88%
Financials 0.35%
Synchrony Financial	$727,693	$—	$—	$—	$(50,713)	$676,980	$15,723
Consumer discretionary 0.30%
Aramark	354,202	351,642	—	—	(118,964)	586,880	5,302
American Balanced Fund — Page 55 of 60

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Investments in affiliates2 (continued)

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend or interest income (000)
Materials 0.23%
Royal Gold, Inc.	$406,919	$69,484	$—	$—	$(26,680)	$449,723	$4,103
Total common stocks						1,713,583
Bonds, notes & other debt instruments 0.01%
Financials 0.01%
Synchrony Financial 4.375% 3/19/2024	11,348	—	—	—	62	11,410	381
Synchrony Financial 4.25% 8/15/2024	12,093	—	—	—	(10)	12,083	381
						23,493
Investment funds 3.44%
Capital Group Central Corporate Bond Fund	8,696,558	1,115,385	2,964,524	(499,422)	348,324	6,696,321	222,101
Short-term securities 9.67%
Money market investments 9.62%
Capital Group Central Cash Fund 5.44%[15]	14,969,241	25,069,854	21,330,320	421	(681)	18,708,515	729,980
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.44%[15,16]	60,701	32,993 [17]				93,694	— [18]
Total short-term securities						18,802,209
Total 14.00%				$(499,001)	$151,338	$27,235,606	$977,971
Restricted securities14

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,13]	12/6/2022	$24,981	$24,943	.02%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,13]	12/6/2022	4,064	4,059	.00 [19]
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.53% 4/16/2031[4,5]	10/28/2022	3,427	3,486	.00 [19]
Total		$32,472	$32,488	.02%

American Balanced Fund — Page 56 of 60

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $765,406,000, which represented .39% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Amount less than one thousand.
[7]	Purchased on a TBA basis.
[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,280,600,000, which represented 5.28% of the net assets of the fund.

[9]	Step bond; coupon rate may change at a later date.
[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $512,468,000, which represented .26% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Value determined using significant unobservable inputs.
[14]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $32,488,000, which represented .02% of the net assets of the fund.

[15]	Rate represents the seven-day yield at 9/30/2023.
[16]	Security purchased with cash collateral from securities on loan.
[17]	Represents net activity.
[18]	Dividend income is included with securities lending income and is not shown in this table.
[19]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Balanced Fund — Page 57 of 60

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $74,023,859,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $9,121,344,000 and $3,452,408,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Balanced Fund — Page 58 of 60

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$24,409,697	$479,508	$—	$24,889,205
Health care	16,423,366	1,089,015	—	17,512,381
Financials	12,996,401	360,814	—	13,357,215
Industrials	12,348,945	289,957	—	12,638,902
Consumer staples	9,832,080	1,474,526	—	11,306,606
Communication services	10,287,873	16,578	—	10,304,451
Consumer discretionary	8,937,159	705,412	—	9,642,571
Energy	9,116,812	—	—	9,116,812
Materials	4,108,873	488,521	—	4,597,394
Real estate	3,041,767	—	—	3,041,767
Utilities	2,811,318	—	—	2,811,318
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	23,865,801	—	23,865,801
Corporate bonds, notes & loans	—	15,960,617	—	15,960,617
U.S. Treasury bonds & notes	—	13,150,816	—	13,150,816
Asset-backed obligations	—	5,651,831	89,176	5,741,007
Bonds & notes of governments & government agencies outside the U.S.	—	767,777	—	767,777
Municipals	—	595,795	—	595,795
Federal agency bonds & notes	—	77,116	—	77,116
Investment funds	6,696,321	—	—	6,696,321
Short-term securities	19,271,607	262,297	—	19,533,904
Total	$140,282,219	$65,236,381	$89,176	$205,607,776

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$610,332	$—	$—	$610,332
Unrealized appreciation on centrally cleared interest rate swaps	—	218,162	—	218,162
Unrealized appreciation on centrally cleared credit default swaps	—	4,067	—	4,067
Liabilities:
Unrealized depreciation on futures contracts	(698,556)	—	—	(698,556)
Unrealized depreciation on centrally cleared interest rate swaps	—	(155,556)	—	(155,556)
Total	$(88,224)	$66,673	$—	$(21,551)
*
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Balanced Fund — Page 59 of 60

unaudited

Key to abbreviations
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
EFFR = Effective Federal Funds Rate
Facs. = Facilities

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-011-1123O-S96433
American Balanced Fund — Page 60 of 60